As filed with the Securities and Exchange Commission on November 3, 2000

                                              Registration No.  333-47402

                  U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                 FORM N-14

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            ---------------------------

     X Pre-Effective Amendment No. 1      Post-Effective Amendment No.
    --                            --    --                            --
                          (Check appropriate box or boxes)

                            ---------------------------

                            LIBERTY FUNDS TRUST IV *
                (Exact Name of Registrant as Specified in Charter)

                                  617-426-3750

                        (Area Code and Telephone Number)

                   ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
                     (Address of Principal Executive Offices)

                                WILLIAM J. BALLOU
                             Liberty Funds Group LLC

                              One Financial Center

                           Boston, Massachusetts 02111

                     (Name and Address of Agent for Service)

                          ---------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.

*On behalf of its Liberty Tax-Exempt Fund series.

         This  Pre-Effective  Amendment No. 1 to the  Registration  Statement on
Form N-14 of Liberty Trust IV (the "Trust") hereby incorporates by reference Part B (Statement of Additional Information) of the Registration Statement which is contained in the Trust's Registration Statement on Form N-14 (File No. 333-47402) which was filed with the Securities and Exchange Commission on October 5, 2000.

                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111


Dear Shareholder:

Your Fund will hold a special meeting on December 19, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next few pages, followed by the combined prospectus/proxy statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios. Please review the enclosed prospectus/proxy statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

Please take a few moments to review the details of each proposal. If you have any questions regarding the combined prospectus/proxy statement, please feel free to call the contact number listed in the enclosed prospectus/proxy statement.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,
/s/ Stephen E. Gibson
----------------------------
Stephen E. Gibson, President
November 8, 2000
[Job Code]

              NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS TO BE HELD
                                DECEMBER 19, 2000

                              LIBERTY FUNDS TRUST V
                         LIBERTY FLORIDA TAX-EXEMPT FUND
                        LIBERTY MICHIGAN TAX-EXEMPT FUND
                        LIBERTY MINNESOTA TAX-EXEMPT FUND
                     LIBERTY NORTH CAROLINA TAX-EXEMPT FUND

                             LIBERTY FUNDS TRUST III
                          LIBERTY OREGON TAX-FREE FUND


         NOTICE IS HEREBY GIVEN that Special Meetings of the shareholders of the above listed Funds (collectively, the "Acquired Funds") will be held at 10:00 a.m. on Tuesday, December 19, 2000 at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111 for these purposes:

         1. SHAREHOLDERS OF THE LIBERTY FLORIDA TAX-EXEMPT FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Florida Tax-Exempt Fund to, and the assumption of all of the liabilities of the Liberty Florida Tax-Exempt Fund by, the Liberty Tax-Exempt Fund in exchange for shares of the Liberty Tax-Exempt Fund and the distribution of such shares to the shareholders of the Liberty Florida Tax-Exempt Fund in complete liquidation of the Liberty Florida Tax-Exempt Fund.

         2. SHAREHOLDERS OF THE LIBERTY MICHIGAN TAX-EXEMPT FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Michigan Tax-Exempt Fund to, and the assumption of all of the liabilities of the Liberty Michigan Tax-Exempt Fund by, the Liberty Tax-Exempt Fund in exchange for shares of the Liberty Tax-Exempt Fund and the distribution of such shares to the shareholders of the Liberty Michigan Tax-Exempt Fund in complete liquidation of the Liberty Michigan Tax-Exempt Fund.

         3. SHAREHOLDERS OF THE LIBERTY MINNESOTA TAX-EXEMPT FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Minnesota Tax-Exempt Fund to, and the assumption of all of the liabilities of the Liberty Minnesota Tax-Exempt Fund by, the Liberty Tax-Exempt Fund in exchange for shares of the Liberty Tax-Exempt Fund and the distribution of such shares to the shareholders of the Liberty Minnesota Tax-Exempt Fund in complete liquidation of the Liberty Minnesota Tax-Exempt Fund.

         4.       SHAREHOLDERS OF THE LIBERTY NORTH CAROLINA TAX-EXEMPT FUND
                  VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty North Carolina Tax-Exempt Fund to, and the assumption of all of the liabilities of the Liberty North Carolina Tax-Exempt Fund by, the Liberty Tax-Exempt Fund in exchange for shares of the Liberty Tax-Exempt Fund and the distribution of such shares to the shareholders of the Liberty North Carolina Tax-Exempt Fund in complete liquidation of the Liberty North Carolina Tax-Exempt Fund.

         5. SHAREHOLDERS OF THE OREGON TAX-FREE FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Oregon Tax-Free Fund to the Liberty Tax-Exempt Fund in exchange for shares of the Liberty Tax-Exempt Fund and the assumption of all of the liabilities of the Oregon Tax-Free Fund and the distribution of such shares to the shareholders of the Oregon Tax-Free Fund in complete liquidation of the Oregon Tax-Free Fund.

         6.       SHAREHOLDERS OF EACH ACQUIRED FUND VOTE: To elect eleven
                  Trustees.

         7. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

         Shareholders of record at the close of business on September 29, 2000, are entitled to notice of and to vote at the meeting and any adjourned session.


                                        By order of the Board of Trustees,


                                        William J. Ballou, Assistant Secretary

November 8, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

COMBINED PROSPECTUS AND PROXY STATEMENT
NOVEMBER 8, 2000

ACQUISITION OF THE ASSETS AND LIABILITIES OF EACH OF
LIBERTY FLORIDA TAX-EXEMPT FUND
LIBERTY MICHIGAN TAX-EXEMPT FUND
LIBERTY MINNESOTA TAX-EXEMPT FUND
LIBERTY NORTH CAROLINA TAX-EXEMPT FUND
c/o Liberty Funds Trust V
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

AND

LIBERTY OREGON TAX-FREE FUND
c/o Liberty Funds Trust III
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

BY AND IN EXCHANGE FOR SHARES OF
LIBERTY TAX-EXEMPT FUND
c/o Liberty Funds Trust IV
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

TABLE OF CONTENTS

Synopsis........................................................................
Proposal 1 - Acquisition of the Liberty Florida Tax-Exempt Fund by
            the Liberty Tax-Exempt Fund.........................................
   Principal Investment Risks...................................................
   Information about the Acquisition............................................
Proposal 2 - Acquisition of the Liberty Michigan Tax-Exempt Fund by
            the Liberty Tax-Exempt Fund.........................................
   Principal Investment Risks...................................................
   Information about the Acquisition............................................
Proposal 3 - Acquisition of the Liberty Minnesota Tax-Exempt Fund by
           the Liberty Tax-Exempt Fund..........................................
   Principal Investment Risks...................................................
   Information about the Acquisition............................................
Proposal 4 - Acquisition of the Liberty North Carolina Tax-Exempt Fund by
           the Liberty Tax-Exempt Fund..........................................
   Principal Investment Risks...................................................
   Information about the Acquisition............................................
Proposal 5 - Acquisition of the Liberty Oregon Tax-Free Fund by
           the Liberty Tax-Exempt Fund..........................................
   Principal Investment Risks...................................................
   Information about the Acquisition............................................
Information Applicable to Proposals 1 through 5.................................
Proposal 6 - Election of Trustees...............................................
General.........................................................................
   Voting Information...........................................................
Appendix A - Form of Agreement and Plan of Reorganization.......................
Appendix B - Fund Information...................................................
Appendix C - Capitalization.....................................................
Appendix D - Management's Discussion of Fund Performance for the Liberty
                   Tax-Exempt Fund..............................................

   This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Liberty Florida Tax-Exempt Fund (the "Florida Fund"), the Liberty Michigan Tax-Exempt Fund (the "Michigan Fund"), the Liberty Minnesota Tax-Exempt Fund (the "Minnesota Fund"), the Liberty North Carolina Tax-Exempt Fund (the "North Carolina Fund") and the Liberty Oregon Tax-Free Fund (the "Oregon Fund") (each, an "Acquired Fund," and together, the "Acquired Funds") by the Liberty Tax-Exempt Fund (the "National Fund") (each, an "Acquisition," and together, the "Acquisitions") or voting on the other proposals to be considered at a Special Meeting of Shareholders of each Acquired Fund (the "Meetings"), which will be held at 10:00 a.m. Eastern Time on December 19, 2000 at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston, Massachusetts 02111. Please read this Prospectus/Proxy Statement and keep it for future reference.

   Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Florida Fund by the National Fund. Proposal 2 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Michigan Fund by the National Fund. Proposal 3 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Minnesota Fund by the National Fund. Proposal 4 in this Prospectus/Proxy Statement relates to the proposed acquisition of the North Carolina Fund by the National Fund. Proposal 5 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Oregon Fund by the National Fund. If the Acquisition of your fund occurs, you will become a shareholder of the National Fund. The National Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation. If the Agreement and Plan of Reorganization is approved by the shareholders of your Fund and the Acquisitions occur, your Fund will transfer all of the assets and liabilities attributable to each class of its shares to the National Fund in exchange for shares of the same class with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by each Acquired Fund will be distributed pro rata to its shareholders of the same class.

      Proposal 6 in this Prospectus/Proxy Statement relates to the election of Trustees of each of Liberty Funds Trust V ("Trust V"), of which the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund are series, and of Liberty Funds Trust III ("Trust III") (together, the "Liberty Trusts"), of which the Oregon Fund is a series.

   If you are a shareholder of the Florida Fund, you are being asked to vote on Proposals 1 and 6 in this Prospectus/Proxy Statement. If you are a shareholder of the Michigan Fund, you are being asked to vote on Proposals 2 and 6 in this Prospectus/Proxy Statement. If you are a shareholder of the Minnesota Fund, you are being asked to vote on Proposals 3 and 6 in this Prospectus/Proxy Statement. If you are a shareholder of the North Carolina Fund, you are being asked to vote on Proposals 4 and 6 in this Prospectus/Proxy Statement. If you are a shareholder of the Oregon Fund, you are being asked to vote on Proposals 5 and 6 in this Prospectus/Proxy Statement. All shareholders should review these Proposals carefully, as well as the section "Information Applicable to Proposals 1 through 5."

   Please review the enclosed Prospectus of the National Fund. This document is incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

      - The Prospectus of each of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund dated June 1, 2000, as supplemented on June 23, 2000 and September 12, 2000.

      - The Prospectus of the Oregon Fund dated March 1, 2000, as supplemented on June 23, 2000 and August 1, 2000.

      - The Statement of Additional Information of each of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund dated June 1, 2000, as supplemented on June 23, 2000 and August 21, 2000.

      - The Statement of Additional Information of the Oregon Fund dated March 1, 2000, as supplemented on June 23, 2000 and August 21, 2000.

      - The Statement of Additional Information of the National Fund dated April 1, 2000, as supplemented on June 23, 2000 and August 18, 2000.

      - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of each of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund dated January 31, 2000.

      - The financial statements included in the Florida, Michigan, Minnesota and North Carolina Funds' Semi-Annual Report to Shareholders dated July 31, 2000.

      - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Oregon Fund dated October 31, 1999.

      - The financial statements included in the Oregon Fund's Semi-Annual Report to Shareholders dated April 30, 2000.

      - The Statement of Additional Information of the National Fund dated November 8, 2000 relating to the Acquisitions.

      Each Acquired Fund has previously sent its Annual Report and, as applicable, Semi-Annual Report to its shareholders. For a free copy of these Reports or any of the documents listed above, please call 1-800-426-3750 or write to your Fund at One Financial Center, Boston, Massachusetts 02111-2621. You may also obtain many of these documents by accessing our web site at www.libertyfunds.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc., your Fund's transfer agent, at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Acquired Fund and National Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE NATIONAL FUND OR DETERMINED WHETHER THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      SYNOPSIS

      THE FOLLOWING QUESTIONS AND RESPONSES PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITIONS AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETINGS AND OF THE INFORMATION CONTAINED IN THIS COMBINED
      PROSPECTUS/PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE, AS THIS SECTION IS ONLY A
      SYNOPSIS OF THE COMPLETE DOCUMENT.

1. WHAT IS BEING PROPOSED?

      First, the Trustees of Trust V are recommending in Proposal 1 that the National Fund acquire the Florida Fund, in Proposal 2 that the National Fund acquire the Michigan Fund, in Proposal 3 that the National Fund acquire the Minnesota Fund, in Proposal 4 that the National Fund acquire the North Carolina Fund, and in Proposal 5 that the National Fund acquire the Oregon Fund. This means that the National Fund would acquire all of the assets and liabilities of each of the Acquired Funds in exchange for shares of the National Fund representing the aggregate net asset value of each Acquired Fund's assets and liabilities. If a Proposal is approved, you will receive shares of the National Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the day before the closing of the Acquisitions. The Acquisitions are currently scheduled to take place on or around January 22, 2001. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisitions proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approves their Fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described in this Prospectus/Proxy, even if the shareholders of another Acquired Fund have not approved their Fund's Acquisition.


      In addition, the Trustees of each Acquired Fund are recommending in Proposal 6 that you vote in favor of eleven nominees for Trustees.

2. WHY ARE THE ACQUISITIONS BEING PROPOSED?

      The Trustees of each Acquired Fund recommend approval of the Acquisitions because they offer shareholders of each Acquired Fund an investment in a larger, more diversified fund which earns and distributes tax-exempt income. In reviewing the Acquisitions, the Trustees also considered:

      - the expected reduction in the fees and expenses payable by the Michigan Fund, the Minnesota Fund and the North Carolina Fund as a result of the Acquisitions;

      - the expected reduction in the fees and expenses payable by the Oregon Fund as a result of the Acquisition, assuming the Oregon Fund's investment advisor declined to continue the voluntary fee waiver or expense reimbursement in effect with respect to the Fund;

      - that it is unlikely the Acquired Funds will achieve scale through sales growth; and

      - the tax-free nature of the Acquisitions as opposed to other alternatives for the Funds and for shareholders and other tax considerations.

      The Trustees also considered the Acquired Fund shareholders' potential loss of all or a portion of the state tax exemption from income earned from the Fund. Please review "Reasons for the Acquisition" in Proposals 1 through 5 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

3. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE NATIONAL FUND IF THE ACQUISITIONS OCCUR?

      You will receive the same class of shares that you currently own in your Acquired Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF EACH ACQUIRED FUND AND THE NATIONAL FUND COMPARE?

      This table shows the investment goals and primary investment strategies of each Fund:

--------------------------------------------------------------------------------
               FLORIDA FUND                     MICHIGAN FUND
--------------------------------------------------------------------------------
      INVESTMENT GOALS:  The           INVESTMENT GOALS:  The
      Florida Fund seeks as high a     Michigan Fund seeks as high a
      level of after-tax total         level of after-tax total
      return as is consistent with     return as is consistent with
      prudent risk.                    prudent risk.
--------------------------------------------------------------------------------
      PRIMARY INVESTMENT STRATEGIES:   PRIMARY INVESTMENT STRATEGIES:
      The Florida Fund seeks to        The Michigan Fund seeks to
      achieve its goals as follows:    achieve its goals as follows:
      -  The Fund invests primarily    -  The Fund invests primarily
         in investment grade              in investment grade
         municipal bonds, the             municipal bonds, the
         interest on which is             interest on which is exempt
         exempt from federal and          from federal and Michigan
         Florida income tax.              income tax.
      -  The Fund invests at least     -  The Fund invests at least 80% of total
         80% of total assets in           assets in tax-exempt securities.
         tax-exempt securities.        -  The Fund may invest up to
      -  The Fund may invest in           25% of total assets in
         municipal bonds not issued       lower rated debt.
         by the State of Florida as
         long as they are exempt
         from Florida's intangibles
         tax.
      -  The Fund may invest up to
         25% of total assets in
         lower rated debt
         securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              MINNESOTA FUND               NORTH CAROLINA FUND
--------------------------------------------------------------------------------
      INVESTMENT GOALS:  The            INVESTMENT GOALS:  The North
      Minnesota Fund seeks as high      Carolina Fund seeks as high a
      a level of after-tax total        level of after-tax total
      return as is consistent with      return as is consistent with
      prudent risk.                     prudent risk.
--------------------------------------------------------------------------------
      PRIMARY INVESTMENT STRATEGIES:    PRIMARY INVESTMENT STRATEGIES:
      The Minnesota Fund seeks to       The North Carolina Fund seeks

      achieve its goals as follows:        to achieve its goals
      -  The Fund invests primarily        as follows
         in investment grade            -  The Fund invests primarily
         municipal bonds, the              in investment grade
         interest on which is              municipal bonds, the
         exempt from federal and           interest on which is exempt
         Minnesota income tax.             from federal and North
      -  The Fund invests at least         Carolina income tax.
         80% of total assets in         -  The Fund invests at least
         tax-exempt securities.            80% of total assets in
      -  The Fund invests so that          tax-exempt securities.
         at least 95% of its            -  The Fund may invest up to
         exempt-interest dividends         25% of total assets in
         are derived from Minnesota        lower rated debt securities.
         sources.
      -  The Fund may invest up to
         25% of total assets in
         lower rated debt
         securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               OREGON FUND                       NATIONAL FUND
--------------------------------------------------------------------------------
      INVESTMENT GOALS:  The Oregon     INVESTMENT GOALS: The National
      Fund seeks a high level of        Fund seeks as high a level of
      income exempt from federal and    after-tax total return as is
      Oregon income taxes as is         consistent with prudent risk,
      consistent with prudent           by pursuing current income exempt from
      investment management and         federal income tax and opportunities for
      the preservation of capital.      long-term appreciation.
--------------------------------------------------------------------------------
      PRIMARY INVESTMENT STRATEGIES:    PRIMARY INVESTMENT STRATEGIES:
      The Oregon Fund seeks to          The National Fund seeks to
      achieve its goals as follows:     achieve its goals as follows:
      -  At least 80% of  the           -  The Fund invests at least
         Fund's total assets will          65% of total assets in
         be invested in municipal          investment grade tax-exempt
         bonds, the interest on            bonds.
         which is exempt from           -  The Fund may purchase bonds
         federal and Oregon income         of any maturity.
         taxes.                         -  The Fund may invest up to
      -  At least 65% of  the              35% of total assets in any
         Fund's total assets will          combination of the following
         be invested in municipal          (not including pre-refunded
         bonds issued by the State         bonds):  (i) bonds rated
         of Oregon.                        below investment grade and
      -  The Fund invests primarily        (ii) bonds that are not
         in investment grade               rated, provided that total
         securities.                       investment in unrated bonds
                                           does not exceed 25%.
--------------------------------------------------------------------------------

      The investment policies of each of the Acquired Funds, on the one hand, and the National Fund, on the other hand, are similar, except the National Fund is a diversified fund, while the Acquired Funds are non-diversified funds, and the Oregon Fund, unlike each of the other Acquired Funds and the National Fund, is not subject to the restriction that each fund may not invest more than 20% of its assets in bonds subject to the federal alternative minimum tax. There are also certain other minor differences among the non-fundamental policies of the

      Funds. In addition, each of the Acquired Funds utilizes investment strategies designed to result in federal and state tax exemptions for some or all of the interest income earned by the Fund and distributed to shareholders, while the National Fund utilizes investment strategies designed to result in federal tax exemptions for some or all of the interest income earned by the Fund and distributed to shareholders. Therefore, unlike the Acquired Funds, the National Fund is not required to, and does not, seek specific state tax exemptions for the interest income received by the Fund and distributed to shareholders.

5. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITIONS?

      The following tables allow you to compare the sales charges and management fees and expenses of each Acquired Fund and the National Fund and to analyze the estimated expenses that Colonial expects the combined fund to bear in the first year following the Acquisitions. Sales charges are paid directly by shareholders to Liberty Funds Distributor, Inc., each Fund's distributor. Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by the Oregon Fund for its last fiscal year ended October 31, 1999; the Florida, Michigan, Minnesota and North Carolina Funds for their last fiscal years ended January 31, 2000; and the National Fund for its last fiscal year ended November 30, 1999.

      Detailed pro forma combined expense information presented in the Annual Fund Operating Expenses table below for the combined fund is provided based on the assumption that the National Fund acquires all the Acquired Funds. In addition, following the presentation of that detailed information, the total Annual Fund Operating Expenses are presented on a pro forma combined basis for each possible scenario in which the National Fund acquires one or more, but not all, of the Acquired Funds.



SHAREHOLDER FEES(1)
(paid directly from your investment)

                           FLORIDA FUND           MICHIGAN FUND
                       -----------------------  --------------------
                       CLASS    CLASS    CLASS  CLASS   CLASS  CLASS
                         A        B        C      A       B      C
Maximum sales charge
(load) on purchases
(%) (as a percentage
of the offering price)  4.75     0.00     0.00  4.75     0.00   0.00
----------------------------------------------------------------------
Maximum deferred
sales charge (load)
on redemptions (%)
(as a percentage of
the lesser of
purchase price or
redemption price)      1.00(2)   5.00     1.00  1.00(2)  5.00   1.00
----------------------------------------------------------------------
Redemption fee (%)
(as a percentage of
amount redeemed, if
applicable)             (3)      (3)      (3)    (3)     (3)    (3)

                         MINNESOTA FUND           NORTH CAROLINA FUND
                       -----------------------    --------------------
                       CLASS    CLASS    CLASS    CLASS   CLASS  CLASS
                         A        B        C        A       B      C
Maximum sales charge
(load) on purchases
(%) (as a percentage
of the offering price)  4.75     0.00     0.00    4.75     0.00   0.00
------------------------------------------------------------------------
Maximum deferred
sales charge (load)
on redemptions (%)
(as a percentage of
the lesser of
purchase price or
redemption price)      1.00(2)   5.00     1.00    1.00(2)  5.00   1.00
------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of
amount redeemed, if
applicable)             (3)      (3)      (3)      (3)     (3)    (3)

                           OREGON FUND              NATIONAL FUND
                        -----------------   ----------------------------
                        CLASS A    CLASS B  CLASS A     CLASS B  CLASS C

Maximum sales charge
(load) on purchases
(%) (as a percentage
of the offering price)    4.75      0.00      4.75       0.00      0.00
--------------------------------------------------------------------------------
Maximum deferred
sales charge (load)
on redemptions (%)
(as a percentage of
the lesser of
purchase price or
redemption price)         1.00(2)   5.00      1.00(2)    5.00      1.00
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of
amount redeemed, if
applicable)               (3)        (3)       (3)       (3)       (3)

--------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                           FLORIDA FUND        MICHIGAN FUND
                       -------------------  -------------------
                       CLASS  CLASS  CLASS  CLASS  CLASS  CLASS
                         A      B      C      A      B      C
Management fee(4) (%)   0.50   0.50   0.50  0.50    0.50   0.50
-----------------------------------------------------------------
Distribution and
service (12b-1) fees
(5) (6) (%)             0.19   0.94   0.94  0.18    0.93   0.93
-----------------------------------------------------------------
Other expenses (4)(%)   0.34   0.34   0.34  0.36    0.36   0.36
-----------------------------------------------------------------
Total annual fund
operating expenses
(4) (6) (%)             1.03   1.78   1.78  1.04    1.79   1.79


                          MINNESOTA FUND    NORTH CAROLINA FUND
                       -------------------  -------------------
                       CLASS  CLASS  CLASS  CLASS  CLASS  CLASS
                         A      B      C      A      B      C
Management fee (%)      0.50   0.50   0.50  0.50    0.50   0.50
-----------------------------------------------------------------
Distribution and
service (12b-1) fees
(5)(6) (%)              0.19   0.94   0.94  0.19    0.94   0.94
-----------------------------------------------------------------
Other expenses (%)      0.37   0.37   0.37  0.43    0.43   0.43
-----------------------------------------------------------------
Total annual fund
operating expenses
(6) (%)                 1.06   1.81   1.81  1.12    1.87   1.87

                           OREGON FUND         NATIONAL FUND
                         ----------------  --------------------
                         CLASS      CLASS  CLASS   CLASS  CLASS
                           A         B       A       B      C
Management fee(7) (%)     0.55      0.55    0.51    0.51   0.51
-----------------------------------------------------------------
Distribution and
service (12b-1) fees
(6) (%)                   0.25      1.00    0.25    1.00   1.00
-----------------------------------------------------------------
Other expenses(7) (%)     0.50      0.50    0.22    0.22   0.22
-----------------------------------------------------------------
Total annual fund
operating expenses
(6)(7) (%)                1.30      2.05    0.98    1.73   1.73

                         NATIONAL FUND(9)
                        -------------------
                            (PRO FORMA
                             COMBINED)
                        CLASS  CLASS  CLASS
                          A      B      C
Management fee (%)       0.52   0.52  0.52
--------------------------------------------
Distribution and
service(8)(10)(12b-1)
fees (%)                 0.25   1.00  1.00
--------------------------------------------
Other expenses (%)       0.23   0.23  0.23
--------------------------------------------
Total annual fund
operating expenses (6)
(%)                      1.00   1.75  1.75

--------
(4) The Florida Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. As a result, the actual management fee for each share class would be 0.41% and total annual fund operating expenses for Class A, B and C shares would be 0.94%, 1.69% and 1.39%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(5) With respect to the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund, the annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(6) The distributor of the National Fund, the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee would be 0.85% for National Fund Class C shares, 0.64% for Florida Fund, Minnesota Fund and North Carolina Fund Class C shares, and 0.63% for Michigan Fund Class C shares; and the total annual fund operating expenses would be 1.58% for National Fund Class C shares, 1.39% for Florida Fund Class C shares, 1.49% for Michigan Fund Class C shares, 1.51% for Minnesota Fund Class C shares, and 1.57% for North Carolina Fund Class C shares. This arrangement may be modified or terminated by the distributor at any time.

(7) The Oregon Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.73%. As a result, the actual management and administration fees for each share class would be 0.23%, other expenses for each share class would be 0.50%, and total annual fund operating expenses for Class A and Class B shares would be 0.98% and 1.73%, respectively. This arrangement may be modified or terminated by the advisor or administrator at any time.

(8) The distributor of the National Fund has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee would be 0.85% and the total annual fund operating expenses would be 1.60% for Class C shares. This arrangement may be modified or terminated by the distributor at any time.


(9) The pro forma combined total annual fund operating expenses detailed above and the Example Expenses detailed below assume that each Fund approves the Acquisition. Which Funds approve the Acquisition will affect the total annual fund operating expenses of the Acquiring Fund on a pro forma combined basis after the Acquisition. The tables below present the pro forma combined total annual operating expenses and Example Expenses assuming in each case only one of the five Acquired Funds were to approve the Acquisition. If more than one, but less than all, of the Acquired Funds were to approve the Acquisition, the pro forma combined total annual operating expenses and Example Expenses after the Acquisition would be between the percentages or amounts presented in this footnote and those presented in the respective tables.

(10) With respect to the National Fund, the annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares of the National Fund issued in exchange for shares of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund issued prior to December 1, 1994 and 0.25% on net assets attributable to shares of the National Fund issued in exchange for shares of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund issued thereafter as well as on net assets attributable to shares issued in exchange for shares of the Oregon Fund and shares of the National Fund issued prior to the merger date and subsequent to the completion of the Acquisitions. This arrangement results in a service fee rate that is a blend between the 0.10% and 0.25% rates.

     If only the Oregon Fund were to approve the Acquisition, the total annual fund operating expenses would be as follows:

                                                                  CLASS A      CLASS B        CLASS C
      Management fee (&)                                             0.53         0.53           0.53
      Distribution & Service (6) (12b-1) fees (%)                    0.25         1.00           1.00
      Other Expenses (%)                                             0.23         0.23           0.23
                                                                ----------------------------------------
      Total annual fund operating expenses (6) (%)                   1.01         1.76           1.76


      NATIONAL FUND (PRO FORMA COMBINED)                         1 YEAR         3 YEARS       5 YEARS    10 YEARS
      Class A                                                     $573            $781        $1,006       $1,653
      Class B: did not sell your shares                           $179            $554        $  954       $1,875
                   sold all your shares at end of period          $679            $854        $1,154       $1,875
      Class C: did not sell your shares                           $179            $554        $  954       $2,073
                   sold all your shares at end of period          $279            $554        $  954       $2,073

      If only the Florida Fund were to approve the Acquisition, the total annual fund operating expenses would be as follows:

                                                              CLASS A        CLASS B       CLASS C
      Management fee (&)                                        0.53           0.53         0.53
      Distribution & Service (6) (12b-1) fees (%)               0.25           1.00         1.00
      Other Expenses (%)                                        0.23           0.23         0.23
                                                          ----------------------------------------
      Total annual fund operating expenses (6) (%)              1.01           1.76         1.76

      NATIONAL FUND (PRO FORMA COMBINED)                         1 YEAR        3 YEARS       5 YEARS      10 YEARS
      Class A                                                     $573            $781        $1,006       $1,653
      Class B: did not sell your shares                           $179            $554        $  954       $1,875
                   sold all your shares at end of period          $679            $854        $1,154       $1,875
      Class C: did not sell your shares                           $179            $554        $  954       $2,073
                   sold all your shares at end of period          $279            $554        $  954       $2,073


      If only the Michigan Fund were to approve the Acquisition, the total annual fund operating expenses would be as follows:

                                                               CLASS A        CLASS B      CLASS C
      Management fee (&)                                        0.53           0.53         0.53
      Distribution & Service (6) (12b-1) fees (%)               0.25           1.00         1.00
      Other Expenses (%)                                        0.23           0.23         0.23
                                                           ----------------------------------------
      Total annual fund operating expenses (6) (%)              1.01           1.76         1.76

      NATIONAL FUND (PRO FORMA COMBINED)                         1 YEAR         3 YEARS      5 YEARS      10 YEARS
      Class A                                                     $573            $781        $1,006       $1,653
      Class B: did not sell your shares                           $179            $554        $  954       $1,875
                   sold all your shares at end of period          $679            $854        $1,154       $1,875
      Class C: did not sell your shares                           $179            $554        $  954       $2,073
                   sold all your shares at end of period          $279            $554        $  954       $2,073

      If only the Minnesota Fund were to approve the Acquisition, the total annual fund operating expenses would be as follows:

                                                               CLASS A        CLASS B      CLASS C
      Management fee (&)                                        0.53           0.53         0.53
      Distribution & Service (6) (12b-1) fees (%)               0.25           1.00         1.00
      Other Expenses (%)                                        0.23           0.23         0.23
                                                          ----------------------------------------
      Total annual fund operating expenses (6) (%)              1.01           1.76         1.76


      NATIONAL FUND (PRO FORMA COMBINED)                         1 YEAR         3 YEARS      5 YEARS      10 YEARS
      Class A                                                     $573            $781        $1,006       $1,653
      Class B: did not sell your shares                           $179            $554        $  954       $1,875
                   sold all your shares at end of period          $679            $854        $1,154       $1,875
      Class C: did not sell your shares                           $179            $554        $  954       $2,073
                   sold all your shares at end of period          $279            $554        $  954       $2,073

      If only the North Carolina Fund were to approve the Acquisition, the total annual fund operating expenses would be as follows:

                                                               CLASS A        CLASS B     CLASS C
      Management fee (&)                                        0.53           0.53         0.53
      Distribution & Service (6) (12b-1) fees (%)               0.25           1.00         1.00
      Other Expenses (%)                                        0.23           0.23         0.23
                                                          ----------------------------------------
      Total annual fund operating expenses (6) (%)              1.01           1.76         1.76

      NATIONAL FUND (PRO FORMA COMBINED)                         1 YEAR         3 YEARS      5 YEARS      10 YEARS
      Class A                                                     $573            $781        $1,006       $1,653
      Class B: did not sell your shares                           $179            $554        $  954       $1,875
                   sold all your shares at end of period          $679            $854        $1,154       $1,875
      Class C: did not sell your shares                           $179            $554        $  954       $2,073
                   sold all your shares at end of period          $279            $554        $  954       $2,073

(10) With respect to the National Fund, the annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares of the National Fund issued in exchange for shares of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund issued prior to December 1, 1994 and 0.25% on net assets attributable to shares of the National Fund issued in exchange for shares of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund issued thereafter as well as on net assets attributable to shares issued in exchange for shares of the Oregon Fund and shares of the National Fund issued prior to the merger date. This arrangement results in a service fee rate that is a blend between the 0.10% and 0.25% rates and subsequent to completion of the Acquisition.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in your Acquired Fund and the National Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Each Fund's operating expenses remain the same

      -     Assumes reinvestment of all dividends and distributions

      -     Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                            1 YEAR    3 YEARS     5 YEARS      10 YEARS
FLORIDA FUND
Class A                      $575       $787       $1,017       $1,675
Class B: did not sell
         your shares         $181       $560       $  964       $1,897
         sold all your
         shares at end
         of period           $681       $860       $1,164       $1,897
Class C: did not sell
         your shares         $181       $560       $  964       $2,095
         sold all your
         shares at end
         of period           $281       $560       $  964       $2,095


MICHIGAN FUND
Class A                      $576       $790       $1,022       $1,686
Class B: did not sell
         your shares         $182       $563       $  970       $1,908
         sold all your
         shares at end
         of period           $682       $863       $1,170       $1,908
Class C: did not sell
         your shares         $182       $563       $  970       $2,105
         sold all your
         shares at end
         of period           $282       $563       $  970       $2,105


MINNESOTA FUND
Class A                      $578       $796       $1,032       $1,708
Class B: did not sell
         your shares         $184       $569       $  980       $1,930
         sold all your
         shares at end
         of period           $684       $869       $1,180       $1,930
Class C: did not sell
         your shares         $184       $569       $  980       $2,127

         sold all your
         shares at end
         of period           $284       $569       $  980       $2,127


NORTH CAROLINA FUND
Class A                      $584       $814       $1,063       $1,773
Class B: did not sell
         your shares         $190       $588       $1,011       $1,995
         sold all your
         shares at end
         of period           $690       $888       $1,211       $1,995
Class C: did not sell
         your shares         $190       $588       $1,011       $2,190
         sold all your
         shares at end
         of period           $290       $588       $1,011       $2,190


OREGON FUND
Class A                      $601       $868       $1,154       $1,968
Class B: did not sell
         your shares         $208       $643       $1,103       $2,187
         sold all your
         shares at end
         of period           $708       $943       $1,303       $2,187


NATIONAL FUND
Class A                      $570       $772       $  991       $1,619
Class B: did not sell
         your shares         $176       $545       $  939       $1,842
         sold all your
         shares at end
         of period           $676       $845       $1,139       $1,842
Class C: did not sell
         your shares         $176       $545       $  939       $2,041
         sold all your
         shares at end
         of period           $276       $545       $  939       $2,041

NATIONAL FUND(9)
(pro forma combined)
Class A                      $572       $778       $1,001       $1,641
Class B: did not sell
         your shares         $178       $551       $  949       $1,864
         sold all your
         shares at end
         of period           $678       $851       $1,149       $1,864
Class C: did not sell
         your shares         $178       $551       $  949       $2,062
         sold all your
         shares at end
         of period           $278       $551       $  949       $2,062


Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) certain fixed costs involved in operating the Acquired Funds are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the twelve months ended July 31, 2000.

6. WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITIONS?

      Each Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by any Acquired Fund or any such Fund's shareholders as a result of the Acquisitions.

      The cost basis and holding period of your Acquired Fund shares are expected to carry over to your new shares in the National Fund.

PROPOSAL 1 - ACQUISITION OF THE LIBERTY FLORIDA TAX-EXEMPT FUND BY THE
             LIBERTY TAX-EXEMPT FUND

THE PROPOSAL

            You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization which is attached as Appendix A to the Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Florida Fund by the National Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE NATIONAL FUND, AND HOW DO THEY COMPARE WITH THE FLORIDA FUND?

      Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar, except that the Florida Fund is more subject to specific risks associated with concentration in issuers located in the State of Florida than the National Fund which does not concentrate its investments in any particular state or states. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectus of the National Fund for a description of the principal investment risks of the Fund.

INFORMATION ABOUT THE ACQUISITION

      Please see the section "Information Applicable to Proposals 1 through 5" of this combined Prospectus/Proxy Statement.

SHARES YOU WILL RECEIVE

   If the Acquisition occurs, you will receive shares in the National Fund of the same class as the shares that you currently own in the Florida Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

      - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

      - If applicable, your National Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Florida Fund shares.

      - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

      -     You will have the same exchange options as you currently have.

      - You will have the same voting rights as you currently have, but as a shareholder of the National Fund and Trust IV.

REASONS FOR THE ACQUISITION

      The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the form of Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

      The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty Financial organization to focus its portfolio management resources on a more focused group of portfolios.

      In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Florida Fund to enter into the Acquisition:

      - The Acquisition provides shareholders an interest in a larger, more diversified fund which earns and distributes tax-exempt income.

      - The Florida Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth, and, in fact, the Fund has recently been experiencing net shareholder redemptions. In this connection, Liberty Financial indicated to the Trustees that it was not willing to continue subsidizing the Fund's operations (through fee waiver or expense assumptions) over the long term. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Florida and National Funds on July 31, 2000 and the Funds' current expense structures, the National Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be approximately 0.15% lower than the Florida Fund's current expense ratio if the current voluntary expense limitation were discontinued (for example, for Class A shares after the Acquisition, a 0.75% expense ratio for the National Fund, as compared to 0.90% for the Florida Fund if the limitation were discontinued and 0.75% if it continued). The service fee portion of the 12b-1 fee of the Florida Fund may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement (the "grandfather arangement") results in a service fee rate that is a blend between the 0.10% and 0.25% rates which is currently 0.19%. Therefore the 12b-1 fees for Classes A, B and C of the Florida Fund are 0.19%, 0.94% and 0.94%, respectively. The 12b-1 fees for Classes A, B and C of the National Fund are 0.25%, 1.00% and 1.00%, respectively. On a pro forma basis, the 12b-1 fees on Class A, B and C of the National Fund (while giving effect to the grandfather arrangement) are 0.25%, 1.00% and 1.00%, respectively.

      - The Acquisition is intended to permit the Florida Fund's shareholders to exchange their investment for an investment in the National Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Florida Fund shareholder redeemed his or her shares to invest in another fund, like the National Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Florida Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their National Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

      In reviewing the Acquisition, the Trustees also considered a Florida Fund shareholder's potential loss of all or a portion of the state tax exemption from income earned from the Fund.

      The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain fixed costs involved in operating the Florida Fund are eliminated; and (3) the National Fund acquires all of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 5 in the Synopsis above for the expenses that would be applicable if one or more of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the National Fund or Liberty Financial.

      In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the National Fund will achieve any particular level of performance after the Acquisition.

      Although the Funds' Trustees are proposing that the National Fund acquire all of the Acquired Funds, the acquisition of the Florida Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Florida Fund's shareholders approve the acquisition of the Florida Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or more of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 1 will take place as described in this Prospectus/Proxy Statement.

      If the Acquisition does not occur, Liberty Financial has indicated that it may recommend to the Trustees that the Florida Fund be liquidated.

PERFORMANCE INFORMATION

      The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the National Fund and the Class A shares of the Florida Fund. They should give you a general idea of how each Fund's return has varied from year-to-year. The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

      Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.

FLORIDA FUND

---------------------------------------------------------------------------
            1994       1995      1996       1997      1998       1999
---------------------------------------------------------------------------
---------------------------------------------------------------------------
20%
---------------------------------------------------------------------------
                       16.59%
---------------------------------------------------------------------------
15%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
10%
---------------------------------------------------------------------------
                                            9.11%     5.93%
---------------------------------------------------------------------------
5%
---------------------------------------------------------------------------
                                 3.62%
---------------------------------------------------------------------------
0%
---------------------------------------------------------------------------
                                                                     -4.39%
---------------------------------------------------------------------------
-5%
---------------------------------------------------------------------------
            -7.27%
---------------------------------------------------------------------------
-10%
---------------------------------------------------------------------------

The Fund's year-to-date total             For period shown in bar chart:
return through September 30, 2000         Best quarter:  First quarter
was 6.55%.                                1995, +7.66%
                                          Worst quarter:  First quarter
                                          1994, -7.65%


NATIONAL FUND

----------------------------------------------------------------------------------
        1990   1991    1992   1993     1994    1995    1996   1997   1998   1999
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
20%
----------------------------------------------------------------------------------
                                               17.64%
----------------------------------------------------------------------------------
15%
----------------------------------------------------------------------------------
               11.74%         10.73%
----------------------------------------------------------------------------------
10%
----------------------------------------------------------------------------------
        6.44%          8.27%                                  9.61%  6.67%
----------------------------------------------------------------------------------
5%
----------------------------------------------------------------------------------

                                                       2.68%
----------------------------------------------------------------------------------
0%
----------------------------------------------------------------------------------
                                                                            -4.91%
----------------------------------------------------------------------------------
-5%
----------------------------------------------------------------------------------
                                       -6.27%
----------------------------------------------------------------------------------
-10%
----------------------------------------------------------------------------------

The Fund's year-to-date total             For period shown in bar chart:
return through September 30, 2000         Best quarter:  First quarter
was _______.                              1995, +7.75%
                                          Worst quarter:  First quarter
                                          1994, -5.38%


      The next table lists each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, or for the life of the Fund through December 31, 1999 if shorter, as the case may be, including the applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

FLORIDA FUND*

                    INCEPTION
                       DATE       1 YEAR  5 YEARS   10 YEARS  LIFE OF FUND

Class A (%)           2/1/93      (8.93)   4.92                    3.92
---------------------------------------------------------------------------
Class B (%)           2/1/93      (9.68)   4.83                    3.88
---------------------------------------------------------------------------
Class C (%)           8/1/97      (5.74)   5.31(1)                 3.98(1)
---------------------------------------------------------------------------
Lehman Index (%)                  (2.06)   6.91                    5.73
---------------------------------------------------------------------------
Lipper Average (%)                (4.34)   5.90                    4.85

NATIONAL FUND+

                    INCEPTION
                       DATE       1 YEAR  5 YEARS   10 YEARS     LIFE OF FUND

Class A (%)         11/21/78      (9.43)    5.05       5.51
-----------------------------------------------------------------------------
Class B (%)           5/5/92      (10.14)    4.96       5.42(2)
-----------------------------------------------------------------------------
Class C (%)           8/1/97      (6.39)    5.77(2)    5.87(2)
-----------------------------------------------------------------------------
Lehman Index (%)                  (2.06)    6.91       6.89
-----------------------------------------------------------------------------
Lipper Average (%)                (4.63)    5.76       6.18

* The Florida Fund's return is compared to the Lehman Municipal Bond Index ("Lehman Index"), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Florida Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Florida Tax-Exempt Municipal Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Florida Fund. Sales charges are not reflected in the Lipper Average.

+ The National Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The National Fund's return is also compared to the average return of the funds included in the Lipper General Municipal Debt Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the National Fund. Sales charges are not reflected in the Lipper Average.

(1) Class C share performance information includes returns of the Fund's Class B shares (the oldest existing Fund class with a similar cost structure) for periods prior to its inception date. These Class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class B and Class C shares. Class A and B shares were initially offered on February 1, 1993, and Class C shares were initially offered on August 1, 1997.

(2) Class B and Class C are newer classes of shares. Their performance information includes returns of the National Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 4, 1978, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.


THE TRUSTEES OF THE FLORIDA FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

      The Declaration of Trust (the "Declaration") establishing Trust V provides that any series of Trust V (such as the Florida Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Florida Fund may be terminated by majority vote of the Florida Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Florida Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

REQUIRED VOTE FOR PROPOSAL 1

Approval of the form of Agreement and Plan of Reorganization dated October 26, 2000 between Trust V on behalf of the Florida Fund and Trust IV on behalf of the National Fund will require the affirmative vote of a majority of the shares of the Florida Fund outstanding at the record date for the Meetings.


PROPOSAL 2  - ACQUISITION OF THE LIBERTY MICHIGAN TAX-EXEMPT FUND BY THE
              LIBERTY TAX EXEMPT FUND

THE PROPOSAL

   You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Michigan Fund by the National Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE NATIONAL FUND, AND HOW DO THEY COMPARE WITH THE MICHIGAN FUND?

      Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar, except that the Michigan Fund is more subject to specific risks associated with concentration in issuers located in the State of Michigan than the National Fund which does not concentrate its investments in any particular state or states. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectus of the National Fund for a description of the principal investment risks of the Fund.

INFORMATION ABOUT THE ACQUISITION

      Please see the section "Information Applicable to Proposals 1 through 5" of this combined Prospectus/Proxy Statement.

SHARES YOU WILL RECEIVE

   If the Acquisition occurs, you will receive shares in the National Fund of the same class as the shares that you currently own in the Michigan Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

      - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

      - If applicable, your National Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Michigan Fund shares.

      - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

      -     You will have the same exchange options as you currently have.

      - You will have the same voting rights as you currently have, but as a shareholder of the National Fund and Trust IV.

REASONS FOR THE ACQUISITION

      The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the form of Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

      The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios.

      In proposing the Acquisition Liberty Financial presented to the Trustees the following reasons for the Michigan Fund to enter into the Acquisition:

      - The Acquisition provides shareholders an interest in a larger, more diversified fund which earns and distributes tax-exempt income, but with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit Michigan Fund shareholders, since operating expenses are paid by the fund and reduce the investment return to fund shareholders. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Michigan and National Funds on July 31, 2000 and the Funds' current expense structures, the National Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.19% lower than the Michigan Fund's current expense ratio (for example, for Class A shares, a 0.75% expense ratio for the National Fund, as compared to 0.94% currently for the Michigan Fund). The service fee portion of the 12b-1 fee of the Michigan Fund may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement (the "grandfather arrangement") results in a service fee rate that is a blend between the 0.10% and 0.25% rates which is currently 0.19%. Therefore the 12b-1 fees for Classes A, B and C of the Michigan Fund are 0.18%, 0.93% and 0.93%, respectively. The 12b-1 fees for Classes A, B an C of the National Fund are 0.25%, 1.00% and 1.00%, respectively. On a pro forma basis, the 12b-1 fees on Class A, B and C of the National Fund (while giving effect to the grandfather arrangement) are 0.25%, 1.00% and 1.00%, respectively.

      - The Michigan Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth, and, in fact, the Fund has recently been experiencing net shareholder redemptions.

      - The Acquisition is intended to permit the Michigan Fund's shareholders to exchange their investment for an investment in the National Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a

            Michigan Fund shareholder redeemed his or her shares to invest in another fund, like the National Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Michigan Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their National Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

      In reviewing the Acquisition, the Trustees also considered a Michigan Fund shareholder's potential loss of all or a portion of the state tax exemption from income earned from the Fund.

      The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain fixed costs involved in operating the Michigan Fund are eliminated; and (3) the National Fund acquires all of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 5 in the Synopsis above for the expenses that would be applicable if one or more of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the National Fund or Liberty Financial.

      In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the National Fund will achieve any particular level of performance after the Acquisition.

      Although the Funds' Trustees are proposing that the National Fund acquire all of the Acquired Funds, the acquisition of the Michigan Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Michigan Fund's shareholders approve the acquisition of the Michigan Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or more of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 2 will take place as described in this Prospectus/Proxy Statement.

      If the Acquisition does not occur, Liberty Financial has indicated that it may recommend to the Trustees that the Michigan Fund be liquidated.

PERFORMANCE INFORMATION

      The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the National Fund and the Class A shares of the Michigan Fund. They should give you a general idea of how each Fund's return has varied from year-to-year. The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.

MICHIGAN FUND

------------------------------------------------------------------------------
        1990   1991   1992   1993   1994   1995    1996   1997   1998   1999
------------------------------------------------------------------------------
------------------------------------------------------------------------------
20%
------------------------------------------------------------------------------
                                           16.54%
------------------------------------------------------------------------------
15%
------------------------------------------------------------------------------
               11.83%        11.07%                       9.71%
------------------------------------------------------------------------------
10%
------------------------------------------------------------------------------
                      8.82%                                      5.96%
------------------------------------------------------------------------------
5%
------------------------------------------------------------------------------
        4.75%                                      3.24%
------------------------------------------------------------------------------
0%
------------------------------------------------------------------------------
                                                                        -3.85%
------------------------------------------------------------------------------
-5%
------------------------------------------------------------------------------
                                    -5.95%
------------------------------------------------------------------------------
-10%
------------------------------------------------------------------------------

The Fund's year-to-date total             For period shown in bar chart:
return through September 30, 2000         Best quarter:  First quarter
was 5.82%.                                1995, +7.41%
                                          Worst quarter:  First quarter
                                          1994, -5.97%


NATIONAL FUND

--------------------------------------------------------------------------------
        1990   1991    1992   1993   1994   1995    1996    1997   1998   1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
20%
--------------------------------------------------------------------------------
                                            17.64%
--------------------------------------------------------------------------------
15%
--------------------------------------------------------------------------------
               11.74%         10.73%
--------------------------------------------------------------------------------
10%
--------------------------------------------------------------------------------
        6.44%          8.27%                                9.61%  6.67%
--------------------------------------------------------------------------------
5%
--------------------------------------------------------------------------------
                                                    2.68%
--------------------------------------------------------------------------------
0%
--------------------------------------------------------------------------------
                                                                          -4.91%
--------------------------------------------------------------------------------
-5%
--------------------------------------------------------------------------------
                                     -6.27%
--------------------------------------------------------------------------------
-10%
--------------------------------------------------------------------------------

The Fund's year-to-date total             For period shown in bar chart:
return through September 30, 2000         Best quarter:  First quarter
was 5.40%.                                1995, +7.75%
                                          Worst quarter:  First quarter
                                          1994, -5.38%

      The next table lists each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, or for the Life of the Fund through December 1999 if shorter, as the case may be, including the applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.


MICHIGAN FUND*

                    INCEPTION
                       DATE       1 YEAR    5 YEARS   10 YEARS  LIFE OF FUND

Class A (%)          9/2/86       (8.42)    5.08       5.48
---------------------------------------------------------------------------
Class B (%)          8/4/92       (9.16)    4.99       5.42(1)
---------------------------------------------------------------------------
Class C (%)          8/1/97       (5.20)    5.87(1)    5.88(1)
---------------------------------------------------------------------------
Lehman Index (%)                  (2.06)    6.91       6.89
---------------------------------------------------------------------------
Lipper Average (%)                (4.05)    5.74       6.24


NATIONAL FUND+

                    INCEPTION
                       DATE       1 YEAR    5 YEARS   10 YEARS  LIFE OF FUND
Class A (%)        11/21/78       (9.43)    5.05       5.51
---------------------------------------------------------------------------
Class B (%)          5/5/92      (10.14)    4.96       5.42(2)
---------------------------------------------------------------------------
Class C (%)          8/1/97       (6.39)    5.77(2)    5.87(2)
---------------------------------------------------------------------------
Lehman Index (%)                  (2.06)    6.91       6.89
---------------------------------------------------------------------------
Lipper Average (%)                (4.63)    5.76       6.18

* The Michigan Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Michigan Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Michigan Tax-Exempt Municipal Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Michigan Fund. Sales charges are not reflected in the Lipper Average.

+ The National Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The National Fund's return is also compared to the average return of the funds included in the Lipper General Municipal Debt Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the National Fund. Sales charges are not reflected in the Lipper Average.

(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Michigan Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992, and Class C shares were initially offered on August 1, 1997.

(2) Class B and Class C are newer classes of shares. Their performance information includes returns of the National Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 4, 1978, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.


THE TRUSTEES OF THE MICHIGAN FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

         The Declaration of Trust (the "Declaration") establishing Trust V provides that any series of Trust V (such as the Michigan Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Michigan Fund may be terminated by majority vote of the Michigan Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Michigan Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

REQUIRED VOTE FOR PROPOSAL 2

         Approval of the form of Agreement and Plan of Reorganization dated October 26, 2000 between Trust V on behalf of the Michigan Fund and Trust IV on behalf of the National Fund will require the affirmative vote of a majority of the shares of the Michigan Fund outstanding at the record date for the Meetings.


PROPOSAL 3 - ACQUISITION OF LIBERTY MINNESOTA TAX-EXEMPT FUND BY LIBERTY
             TAX-EXEMPT FUND

THE PROPOSAL

           You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Minnesota Fund by the National Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE NATIONAL FUND, AND HOW DO THEY COMPARE WITH THE MINNESOTA FUND?

         Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar, except that the Minnesota Fund is more subject to specific risks associated with concentration in issuers located in the State of Minnesota than the National Fund which does not concentrate its investments in any particular state or states. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectus of the National Fund for a description of the principal investment risks of the Fund.

INFORMATION ABOUT THE ACQUISITION

         Please see the section "Information Applicable to Proposals 1 through 5" of this combined Prospectus/Proxy Statement.

SHARES YOU WILL RECEIVE

    If the Acquisition occurs, you will receive shares in the National Fund of the same class as the shares that you currently own in the Minnesota Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

         - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the day business before the closing of the Acquisition.

         - If applicable, your National Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Minnesota Fund shares.

         - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

         -        You will have the same exchange options as you currently have.

         - You will have the same voting rights as you currently have, but as a shareholder of the National Fund and Trust IV.

REASONS FOR THE ACQUISITION

         The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the form of Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

         The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios.

         In proposing the Acquisition Liberty Financial presented to the Trustees the following reasons for the Minnesota Fund to enter into the
Acquisition:

     - The Acquisition provides shareholders an interest in a larger, more diversified fund which earns and distributes tax-exempt income, but with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit Minnesota Fund shareholders, since operating expenses are paid by the fund and reduce the investment return to fund shareholders. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Minnesota and National Funds on July 31, 2000 and the Funds' current expense structures, the National Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.26% lower than the Minnesota Fund's current expense ratio (for example, for Class A shares, a 0.75% expense ratio for the National Fund, as compared to 1.01% currently for the Minnesota Fund). The service fee portion of the 12b-1 fee of the Minnesota Fund may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement (the "grandfather arrangement") results in a service fee rate that is a blend between the 0.10% and 0.25% rates which is currently 0.19%. Therefore the 12b-1 fees for Classes
         A, B and C of the Minnesota Fund are 0.19%, 0.94% and 0.94%, respectively. The 12b-1 fees for Classes A, B an C of the National
         Fund are 0.25%, 1.00% and 1.00%, respectively. On a pro forma basis, the 12b-1 fees on Class A, B and C of the National Fund (while giving effect to the grandfather arrangement) are 0.25%, 1.00% and 1.00%, respectively.

     - The Minnesota Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth, and, in fact, the Fund has recently been experiencing net shareholder redemptions.

     - The Acquisition is intended to permit the Minnesota Fund's shareholders to exchange their investment for an investment in the National Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a

         Minnesota Fund shareholder redeemed his or her shares to invest in another fund, like the National Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Minnesota Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their National Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

         In reviewing the Acquisition, the Trustees also considered a Minnesota Fund shareholder's potential loss of all or a portion of the state tax exemption from income earned from the Fund.

         The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain fixed costs involved in operating the Minnesota Fund are eliminated; and (3) the National Fund acquires all of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 5 in the Synopsis above for the expenses that would be applicable if one or more of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the National Fund or Liberty Financial.

         In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the National Fund will achieve any particular level of performance after the Acquisition.

         Although the Funds' Trustees are proposing that the National Fund acquire all of the Acquired Funds, the acquisition of the Minnesota Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Minnesota Fund's shareholders approve the acquisition of the Minnesota Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or more of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 3 will take place as described in this Prospectus/Proxy Statement.

         If the Acquisition does not occur, Liberty Financial has indicated that it may recommend to the Trustees that the Minnesota Fund be liquidated.

PERFORMANCE INFORMATION

         The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the National Fund and the Class A shares of the Minnesota Fund. They should give you a general idea of how each Fund's return has varied from year-to-year. The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.


MINNESOTA FUND

             1990      1991      1992      1993      1994     1995      1996      1997      1998      1999
             ----      ----      ----      ----      ----     ----      ----      ----      ----      ----
20%
                                                             16.14%
15%
                                          10.70%
10%
            7.31%     9.30%     7.35%                                            9.71%     6.42%
5%
                                                                       3.16%
0%
                                                    -4.84%
-5%
                                                                                                     -5.70%
-10%

The Fund's year-to-date total return through September 30, 2000 was 5.68%.

For period shown in bar chart:

Best quarter:  First quarter 1995, +7.06%

Worst quarter:  First quarter 1994, -4.54%



NATIONAL FUND

             1990      1991      1992      1993      1994     1995      1996      1997      1998      1999
             ----      ----      ----      ----      ----     ----      ----      ----      ----      ----
20%
                                                             17.64%
15%
                      11.74%              10.73%
10%
            6.44%               8.27%                                            9.61%     6.67%
5%
                                                                       2.68%
0%
                                                                                                     -4.91%
-5%
                                                    -6.27%
-10%

The Fund's year-to-date total return through September 30, 2000 was 5.40%.

For period shown in bar chart:

Best quarter:  First quarter 1995, +7.75%

Worst quarter:  First quarter 1994, -5.38%

         The next table lists each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, or for the life of the Fund through December 31, 1999, if shorter, as the case may be, including the applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.


MINNESOTA FUND*

                       INCEPTION
                         DATE           1 YEAR          5 YEARS        10 YEARS       LIFE OF FUND
Class A (%)             9/2/86          (10.18)         4.67           5.24
Class B (%)             8/4/92          (10.91)         4.58           5.17(1)
Class C (%)             8/1/97           (7.02)         5.46(1)        5.64(1)
Lehman Index (%)                         (2.06)         6.91           6.89
Lipper Average (%)                       (4.26)         5.47           5.95


NATIONAL FUND+

                        INCEPTION
                           DATE         1 YEAR          5 YEARS        10 YEARS       LIFE OF FUND
Class A (%)             11/21/78         (9.43)         5.05           5.51
Class B (%)               5/5/92         (10.14)         4.96           5.42(2)
Class C (%)               8/1/97          (6.39)         5.77(2)        5.87(2)
Lehman Index (%)                         (2.06)         6.91           6.89
Lipper Average (%)                       (4.63)         5.76           6.18

* The Minnesota Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Minnesota Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Minnesota Tax-Exempt Municipal Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Minnesota Fund. Sales charges are not reflected in the Lipper Average.

+ The National Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The National Fund's return is also compared to the average return of the funds included in the Lipper General Municipal Debt Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the National Fund. Sales charges are not reflected in the Lipper Average.

(1) Class B and Class C are newer classes of shares. Their performance information includes returns of the Minnesota Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on September 26, 1986, Class B shares were initially offered on August 4, 1992, and Class C shares were initially offered on August 1, 1997.

(2) Class B and Class C are newer classes of shares. Their performance information includes returns of the National Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 4, 1978, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.


THE TRUSTEES OF THE MINNESOTA FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

         The Declaration of Trust (the "Declaration") establishing Trust V provides that any series of Trust V (such as the Minnesota Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Minnesota Fund may be terminated by majority vote of the Minnesota Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Minnesota Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

REQUIRED VOTE FOR PROPOSAL 3

         Approval of the form of Agreement and Plan of Reorganization dated October 26, 2000 between Trust V on behalf of the Minnesota Fund and Trust IV on behalf of the National Fund will require the affirmative vote of a majority of the shares of the Minnesota Fund outstanding at the record date for the Meetings.


PROPOSAL 4 - ACQUISITION OF THE LIBERTY NORTH CAROLINA TAX-EXEMPT FUND BY THE
             LIBERTY TAX-EXEMPT FUND

THE PROPOSAL

           You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the North Carolina Fund by the National Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE NATIONAL FUND, AND HOW DO THEY COMPARE WITH THE NORTH CAROLINA FUND?

         Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar, except that the North Carolina Fund is more subject to specific risks associated with concentration in issuers located in the State of North Carolina than the National Fund which does not concentrate its investments in any particular state or states. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectus of the National Fund for a description of the principal investment risks of the Fund.

INFORMATION ABOUT THE ACQUISITION

         Please see the section "Information Applicable to Proposals 1 through 5" of this combined Prospectus/Proxy Statement.

SHARES YOU WILL RECEIVE

    If the Acquisition occurs, you will receive shares in the National Fund of the same class as the shares that you currently own in the North Carolina Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

         - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

         - If applicable, your National Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your North Carolina Fund shares.

         - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

         -        You will have the same exchange options as you currently have.

         - You will have the same voting rights as you currently have, but as a shareholder of the National Fund and Trust IV.

REASONS FOR THE ACQUISITION

         The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the form of Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

         The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios.

         In proposing the Acquisition Liberty Financial presented to the Trustees the following reasons for the North Carolina Fund to enter into the
Acquisition:

     - The Acquisition provides shareholders an interest in a larger, more diversified fund which earns and distributes tax-exempt income, but with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit North Carolina Fund shareholders, since operating expenses are paid by the fund and reduce the investment return to fund shareholders. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the North Carolina and National Funds on July 31, 2000 and the Funds' current expense structures, the National Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.31% lower than the North Carolina Fund's current expense ratio (for example, for Class A shares, a 0.75% expense ratio for the National Fund, as compared to 1.06% currently for the North Carolina Fund). The service fee portion of the 12b-1 fee of the North Carolina Fund may equal up to 0.10% on net assets attributable to shares issued prior to December 1, 1994 and 0.25% on net assets attributable to shares issued thereafter. This arrangement (the "grandfather arrangement") results in a service fee rate that is a blend between the 0.10% and 0.25% rates which is currently 0.19%. Therefore the 12b-1 fees for Classes A, B and C of the North Carolina Fund are 0.19%, 0.94% and 0.94%, respectively. The 12b-1 fees for Classes A, B an C of the National Fund are 0.25%, 1.00% and 1.00%, respectively. On a pro forma basis, the 12b-1 fees on Class A, B and C of the National Fund (while giving effect to the grandfather arrangement) are 0.25%, 1.00% and 1.00%, respectively.

     - The North Carolina Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth, and, in fact, the Fund has recently been experiencing net shareholder redemptions.

     - The Acquisition is intended to permit the North Carolina Fund's shareholders to exchange their investment for an investment in the National Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a North Carolina Fund shareholder redeemed his or her shares to invest in another fund, like the National Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the North Carolina Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their National Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

         In reviewing the Acquisition, the Trustees also considered a North Carolina Fund shareholder's potential loss of all or a portion of the state tax exemption from income earned from the Fund.

         The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain fixed costs involved in operating the North Carolina Fund are eliminated; and (3) the National Fund acquires all of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 5 in the Synopsis above for the expenses that would be applicable if one or more of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the National Fund or Liberty Financial.

         In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the National Fund will achieve any particular level of performance after the Acquisition.

         Although the Funds' Trustees are proposing that the National Fund acquire all of the Acquired Funds, the acquisition of the North Carolina Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the North Carolina Fund's shareholders approve the acquisition of the North Carolina Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or more of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 4 will take place as described in this Prospectus/Proxy Statement.

         If the Acquisition does not occur, Liberty Financial has indicated that it may recommend to the Trustees that the North Carolina Fund be liquidated.

PERFORMANCE INFORMATION

         The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the National Fund and the Class A shares of the North Carolina Fund. They should give you a general idea of how each Fund's return has varied from year-to-year. The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.


NORTH CAROLINA FUND

                         1994            1995           1996            1997           1998         1999
                         ----            ----           ----            ----           ----         ----

       20%
                                        18.54%
       15%

       10%
                                                                       9.54%          6.59%
        5%
                                                       3.71%
        0%
                                                                                                   (4.63%
       -5%
                        -8.45%
       -10%

The Fund's year-to-date total return through September 30, 2000 was 6.40%.

For period shown in bar chart:

Best quarter:  First quarter 1995, +8.66%

Worst quarter:  First quarter 1994, -8.35%


NATIONAL FUND

             1990      1991      1992      1993      1994     1995      1996      1997      1998      1999
             ----      ----      ----      ----      ----     ----      ----      ----      ----      ----

20%
                                                             17.64%
15%
                      11.74%              10.73%
10%
            6.44%               8.27%                                            9.61%     6.67%
5%
                                                                       2.68%
0%
                                                                                                     -4.91%
-5%
                                                    -6.27%
-10%

The Fund's year-to-date total return through September 30, 2000 was 5.40%.

For period shown in bar chart:

Best quarter:  First quarter 1995, +7.75%

Worst quarter:  First quarter 1994, -5.38%

         The next table lists each Fund's average year-by-year return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, or for the life of the Fund through December 31, 1999, if shorter, as the case may be, including the applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.


NORTH CAROLINA FUND*

                                INCEPTION
                                   DATE            1 YEAR         5 YEARS     10 YEARS         LIFE OF FUND
Class A (%)                     9/1/93             (9.16)         5.45           N/A              3.10
Class B (%)                     9/1/93             (9.91)         5.37           N/A              3.12(1)
Class C (%)                     8/1/97             (5.98)         5.82(1)        N/A              3.22(1)
Lehman Index (%)                                   (2.06)         6.91           N/A              4.96
Lipper Average (%)                                 (4.55)         5.77           N/A              3.71

NATIONAL FUND+

                                INCEPTION
                                   DATE           1 YEAR          5 YEARS        10 YEARS         LIFE OF FUND
Class A (%)                     11/21/78           (9.43)         5.05           5.51
Class B (%)                       5/5/92          (10.14)         4.96           5.42(2)
Class C (%)                       8/1/97           (6.39)         5.77(2)        5.87(2)
Lehman Index (%)                                   (2.06)         6.91           6.89
Lipper Average (%)                                 (4.63)         5.76           6.18

* The North Carolina Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The North Carolina Fund's return is also compared to the average return of the funds included in the Lipper, Inc. North Carolina Tax-Exempt Municipal Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the North Carolina Fund. Sales charges are not reflected in the Lipper Average.

+ The National Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The National Fund's return is also compared to the average return of the funds included in the Lipper General Municipal Debt Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the National Fund. Sales charges are not reflected in the Lipper Average.

(1) Class C is a newer classes of shares. Its performance information includes returns of the North Carolina Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A and Class B shares were initially offered on September 1, 1993, and Class C shares were initially offered on August 1, 1997.

(2) Class B and Class C are newer classes of shares. Their performance information includes returns of the National Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 4, 1978, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.



THE TRUSTEES OF THE NORTH CAROLINA FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

         The Declaration of Trust (the "Declaration") establishing Trust V provides that any series of Trust V (such as the North Carolina Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the North Carolina Fund may be terminated by majority vote of the North Carolina Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the North Carolina Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

REQUIRED VOTE FOR PROPOSAL 4

         Approval of the form of Agreement and Plan of Reorganization dated October 26, 2000 between Trust V on behalf of the North Carolina Fund and
Trust IV on behalf of the National Fund will require the affirmative vote of a majority of the shares of the North Carolina Fund outstanding at the record date for the Meetings.

PROPOSAL 5 - ACQUISITION OF THE LIBERTY OREGON TAX-FREE FUND BY THE LIBERTY
             TAX-EXEMPT FUND

THE PROPOSAL

        You are being asked to approve the form of Agreement and Plan of Reorganization, a copy of which is attached as Appendix A to the Prospectus/Proxy Statement. By approving this form of Agreement and Plan of Reorganization, you are also approving the Acquisition of the Oregon Fund by the National Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE NATIONAL FUND, AND HOW DO THEY COMPARE WITH THE OREGON FUND?

         Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar, except that the Oregon Fund is more subject to specific risks associated with concentration in issuers located in the State of Oregon than the National Fund which does not concentrate its investments in any particular state or states. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectus of the National Fund for a description of the principal investment risks of the Fund.

INFORMATION ABOUT THE ACQUISITION

         Please see the section "Information Applicable to Proposals 1 through 5" of this combined Prospectus/Proxy Statement.

SHARES YOU WILL RECEIVE

    If the Acquisition occurs, you will receive shares in the National Fund of the same class as the shares that you currently own in the Oregon Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

         - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

         - If applicable, your National Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Oregon Fund shares.

         - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

         -        You will have the same exchange options as you currently have.

         - You will have the same voting rights as you currently have, but as a shareholder of the National Fund and Trust IV.

REASONS FOR THE ACQUISITION

         The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the form of Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

         The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios.

         In proposing the Acquisition Liberty Financial presented to the Trustees the following reasons for the Oregon Fund to enter into the
Acquisition:

     - The Acquisition provides shareholders an interest in a larger, more diversified fund which earns and distributes tax-exempt income.

     - The Oregon Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth, and, in fact, the Fund has recently been experiencing net shareholder redemptions. In this connection, Liberty Financial indicated to the Trustees that it was not willing to continue subsidizing the Fund's operations (through fee waiver or expense assumptions) over the long term. Thus, even though the National Fund has a higher expense ratio than the subsidized expense ratio of Oregon Fund, the National Fund's expense ratio after the Acquisition is expected to be materially lower than the Oregon Fund's expense ratio would be if the advisor discontinued its subsidy. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Oregon and National Funds on July 31, 2000 and the Funds' current expense structures, the National Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisitions would be about 0.30% lower than the Oregon Fund's current expense ratio would be if the current voluntary expense limitation were discontinued (for example, for Class A shares, a 0.75% expense ratio for the National Fund, as compared to 1.05% for the Oregon Fund if the limitation were discontinued and 0.73% if it continued). Note that the 12b-1 fees for Classes A, B and C shares of each fund are 0.25%, 1.00% and 1.00%, respectively.

     - The Acquisition is intended to permit the Oregon Fund's shareholders to exchange their investment for an investment in the National Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Oregon Fund shareholder redeemed his or her shares to invest in another fund, like the National Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Oregon Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their National Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

         In reviewing the Acquisition, the Trustees also considered an Oregon Fund shareholder's potential loss of all or a portion of the state tax exemption from income earned from the Fund.

         The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain fixed costs involved in operating the Oregon Fund are eliminated; and (3) the National Fund acquires all of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 5 in the Synopsis above for the expenses that would be applicable if one or more of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the National Fund or Liberty Financial.

         In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the National Fund will achieve any particular level of performance after the Acquisition.

         Although the Funds' Trustees are proposing that the National Fund acquire all of the Acquired Funds, the acquisition of the Oregon Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Oregon Fund's shareholders approve the acquisition of the Oregon Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or more of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 5 will take place as described in this Prospectus/Proxy Statement.

         If the Acquisition does not occur, Liberty Financial has indicated that it may recommend to the Trustees that the Oregon Fund be liquidated.

PERFORMANCE INFORMATION

         The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the National Fund and the Class A shares of the Oregon Fund. They should give you a general idea of how each Fund's return has varied from year-to-year.

The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.


OREGON FUND

             1990      1991      1992      1993      1994     1995      1996      1997      1998      1999
             ----      ----      ----      ----      ----     ----      ----      ----      ----      ----

14%
                                                             12.15%
12%

10%
                      9.85%     8.94%
8%                              7.33%
                                                                                 7.02%
7%
            6.37%
6%
                                                                                           5.40%
4%
                                                    2.69%              2.94%
2%

0%

-2%

-4%
                                                                                                     -4.76%
-(6%

The Fund's year-to-date total return through September 30, 2000 was 7.10%.

For period shown in bar chart:

Best quarter:  First quarter 1995, +4.71%

Worst quarter:  First quarter 1994, -3.68%


NATIONAL FUND

             1990      1991      1992      1993      1994     1995      1996      1997      1998      1999

20%
                                                             17.64%
15%
                      11.74%              10.73%
10%
            6.44%               8.27%                                            9.61%     6.67%
5%
                                                                       2.68%
0%

                                                                                                     -4.91%
-5%
                                                    -6.27%
-10%

The Fund's year-to-date total return through September 30, 2000 was 5.40%.

For period shown in bar chart:

Best quarter:  First quarter 1995, +7.75%

Worst quarter:  First quarter 1994, -5.38%


         The next table lists each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, or for the life of the Fund to December 31, 1999 if shorter, as the case may be, including the applicable sales charge for Class A and B shares of the Oregon Fund, and Class A, B and C shares of the National Fund. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

OREGON FUND*

                                INCEPTION
                                   DATE           1 YEAR        5 YEARS         10 YEARS       LIFE OF FUND
Class A (%)                     10/4/84            (9.29)         3.39           4.62
Class B (%)                     1/27/99           (10.13)         3.98           5.09(1)
Lehman Municipal Bond Index                        (0.14)         6.35           3.00
(%)
Lipper Average (%)                                 (2.01)         5.20           5.32


NATIONAL FUND+

                                INCEPTION
                                   DATE           1 YEAR          5 YEARS        10 YEARS       LIFE OF FUND
Class A (%)                     11/21/78           (9.43)         5.05           5.51
Class B (%)                       5/5/92          (10.14)         4.96           5.42(2)
Class C (%)                       8/1/97           (6.39)         5.77(2)        5.87(2)
Lehman Index (%)                                   (2.06)         6.91           6.89
Lipper Average (%)                                 (4.63)         5.76           6.18

* The Oregon Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Oregon Fund's return is also compared to the average return of the funds included in the Lipper States Intermediate Municipal Fund category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Oregon Fund. Sales charges are not reflected in the Lipper Average.

+ The National Fund's return is compared to the Lehman Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The National Fund's return is also compared to the average return of the funds included in the Lipper General Municipal Debt Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the National Fund. Sales charges are not reflected in the Lipper Average.

(1) Class B is a newer class of shares. Its performance information includes returns of the Oregon Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A shares were initially offered on October 4, 1984 and Class B shares were initially offered on January 27, 1999.

(2) Class B and Class C are newer classes of shares. Their performance information includes returns of the National Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares were initially offered on October 4, 1978, Class B shares were initially offered on May 5, 1992, and Class C shares were initially offered on August 1, 1997.


THE TRUSTEES OF THE OREGON FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

         The Declaration of Trust (the "Declaration") establishing Trust III provides that any series of Trust III (such as the Oregon Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Oregon Fund may be terminated by majority vote of the Oregon Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Oregon Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

REQUIRED VOTE FOR PROPOSAL 5

         Approval of the form of Agreement and Plan of Reorganization dated October 26, 2000 between Trust III on behalf of the Oregon Fund and Trust IV on behalf of the National Fund will require the affirmative vote of a majority of the shares of the Oregon Fund outstanding at the record date for the Meetings.

INFORMATION APPLICABLE TO PROPOSALS 1 THROUGH 5

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

         If approved by the shareholders of each Acquired Fund, the Acquisitions are expected to occur on or around January 22, 2001, under the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of
Reorganization:

         - Each Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the National Fund in exchange for shares of the same class of the National Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

         - The Acquisitions will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 19, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisitions.

         - The shares of each class of the National Fund received by each Acquired Fund will be distributed to the respective Acquired Fund's shareholders of the same class pro rata in accordance with their percentage ownership of each class of such Acquired Fund in full liquidation of such Acquired Fund.

         - After the Acquisitions, each Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.

         - Each Acquisition requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; the Acquisitions may be terminated at any time with the approval of the Trustees of all the Funds.

         Although the Funds' Trustees are proposing that the National Fund acquire each of the Acquired Funds, the Acquisition proposed in each Proposal is not conditioned upon the approval of the Acquisitions proposed in the other Proposals. Accordingly, in the event that the shareholders of the respective Acquired Funds approve one or more but not all of the Acquisitions, it is expected that the approved Acquisition or Acquisitions will, subject to the terms of the Agreement and Plan of Reorganization, take place as described above.

         Shareholders who object to the Acquisitions will not be entitled under Massachusetts law or the Declaration to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisitions as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisitions are consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value. In addition, shares may be redeemed at any time prior to the consummation of the Acquisitions.

         The form of Agreement and Plan of Reorganization attached as Appendix A to this combined Prospectus/Proxy Statement is a general form which will be used for each of the Acquisitions. There will be a separate Agreement and Plan of Reorganization with respect to each Acquisition, between the relevant Acquired Fund and the National Fund. The form of Agreement and Plan of Reorganization for each Acquisition has been filed with the SEC as part of the Registration Statement of which this Prospectus/Proxy Statement forms a part. Please see page 4 of this Prospectus/Proxy Statement for information on how to obtain a copy of the Registration Statement or the form of Agreement and Plan of Reorganization for your Fund's Acquisition.

FEDERAL INCOME TAX CONSEQUENCES

         Each Acquisition is intended to be a tax-free reorganization. The closing of each Acquisition will be conditioned on receipt of opinions from Ropes & Gray to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

         - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Acquired Funds or the shareholders of the Acquired Funds as a result of each Acquisition;

         - under Section 358 of the Code, the tax basis of the National Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your shares in an Acquired Fund;

         - under Section 1223(1) of the Code, your holding period for the National Fund shares you receive will include the holding period for your shares in an Acquired Fund if you hold your shares as a capital asset;

         - under Section 1032 of the Code, no gain or loss will be recognized by the National Fund as a result of each Acquisition;

         - under Section 362(b) of the Code, the National Fund's tax basis in the assets that the National Fund receives from each Acquired Fund will be the same as such Acquired Fund's basis in such assets; and

         - under Section 1223(2) of the Code, the National Fund's holding period in such assets will include the relevant Acquired Fund's holding period in such assets.

         The opinions will be based on certain factual certifications made by officers of each Fund's Trust. The opinions are not a guarantee that the tax consequences of the Acquisitions will be as described above. Prior to the closing of the Acquisitions, each Acquired Fund and the National Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains, which have not previously been distributed to shareholders. Such distributions will be taxable to each Acquired Fund's shareholders.

    This description of the federal income tax consequences of the Acquisitions does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.


PROPOSAL 6 - ELECTION OF TRUSTEES

THE PROPOSAL

         You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of the Liberty Trusts, of which the Acquired Funds are series. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of the Liberty Trusts, as well as nine Liberty closed-end funds and seven (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eight) other Liberty open-end trusts (collectively, the "Liberty Mutual Funds"), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of the Liberty Trusts. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts, and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at a meeting held on October 25, 2000. Each of the nominees elected will serve as a Trustee of the Liberty Trusts until the next meetings of shareholders of the Liberty Trusts called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

         Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Funds. Liberty Financial and the Trustees of Trusts III and V have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Liberty and Stein Roe Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meetings in favor of the election of the nominees named below as Trustees of the Liberty Trusts (if so instructed). If any nominee listed below becomes unavailable for election, the enclosed proxy card may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

    Set forth below is information concerning each of the nominees.




         NOMINEE NAME & AGE     PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS            TRUSTEE SINCE
         ------------------     -----------------------------------------            -------------
         Douglas A. Hacker      Executive Vice President and Chief Financial          New nominee
         (43)                   Officer of UAL, Inc. (airline) since July 1999;
                                Senior Vice President and Chief Financial
                                Officer of UAL, Inc. prior thereto.

         Janet Langford Kelly   Executive Vice President--Corporate Development,            New nominee
         (41)                   General Counsel, and Secretary of Kellogg
                                Company since September 1999; Senior Vice
                                President, Secretary and General Counsel of Sara
                                Lee Corporation (branded, packaged,
                                consumer-products manufacturer) from 1995 to
                                August 1999; partner at Sidley & Austin (law
                                firm) prior thereto.

         Richard W. Lowry       Private Investor since August 1987. (Formerly               1995
         (64)                   Chairman and Chief Executive Officer of U.S.
                                Plywood Corporation from August 1985 to August
                                1987.)

         Salvatore Macera       Private Investor. (Formerly Executive Vice                  1998
         (69)                   President and Director of Itek Corporation
                                (electronics) from 1975 to 1981.)

         William E. Mayer(2)    Partner, Park Avenue Equity Partners (venture               1994
         (60)                   capital); Director, Johns Manville; Director,
                                Lee Enterprises; Director, WR Hambrecht & Co.
                                (Formerly Dean, College of Business and
                                Management, University of Maryland, from October
                                1992 to November 1996.)

         John J. Neuhauser      Academic Vice President and Dean of Faculties,              1985
         (57)                   Boston College, since August 1999. (Formerly
                                Dean, Boston College School of Management, from
                                September 1977 to September 1999.)

         Charles Nelson         Van Voorhis Professor of Political Economy of               New nominee
         (57)                   the University of Washington.

         Joseph R. Palombo(3)   Vice President of the Stein Roe Mutual Funds                2000
         (47)                   since April 1999; Executive Vice President and
                                Director of Colonial Management Associates, Inc.
                                and Stein Roe & Farnham Incorporated since April
                                1999; Executive Vice President and Chief
                                Administrative Officer of Liberty Funds Group
                                LLC since April 1999. (Formerly Chief Operating
                                Officer, Putnam Mutual Funds, from 1994 to
                                1998.)

         Thomas E. Stitzel      Business Consultant; Chartered Financial                    1998
         (64)                   Analyst. (Formerly Professor of Finance, from
                                1975 to 1999, and Dean, from 1977 to 1991,
                                College of Business, Boise State University.)

         Thomas C. Theobald     Managing Director, William Blair Capital                    New nominee
         (62)                   Partners (private equity investing) since 1994;
                                Chief Executive Officer and Chairman of the
                                Board of Directors of Continental Bank
                                Corporation from 1987 to 1994.

         Anne-Lee Verville      Consultant. (Formerly General Manager, Global               1998
         (54)                   Education Industry, from 1994 to 1997, and
                                President, Applications Solutions Division, IBM
                                Corporation (global education and global
                                applications), from 1991 to 1994.)

---------------------------

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht & Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

TRUSTEES' COMPENSATION

         The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Funds.

         The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Trusts who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age
72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

         Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

         Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its affiliates, but is considered interested as a result of his affiliation with a broker-dealer.

         Audit Committee. The Audit Committee of the Liberty Mutual Funds, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

         Compensation Committee. The Compensation Committee of the Liberty Mutual Funds, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

         Governance Committee. The Governance Committee of the Liberty Mutual Funds, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer and Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer
(Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of your Fund.

         Record of Board and Committee Meetings. During fiscal year January 31, 2000, Trust V held six meetings, the Audit Committee held three meetings, the Compensation Committee held one meeting, and the Governance Committee held four meetings. During the fiscal year ended October 31, 2000, Trust III (excluding the Liberty Federal Securities Fund which has a different fiscal year end) held six meetings, the Audit Committee held four meetings, the Compensation Committee held one meeting, and the Governance Committee held four meetings.

         During the most recently completed fiscal years, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee is a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE LIBERTY TRUSTS VOTE FOR PROPOSAL 6.

REQUIRED VOTE FOR PROPOSAL 6

         A plurality of the votes cast at the Meetings, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of the Liberty Trusts. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.

GENERAL

VOTING INFORMATION

     The Trustees of Trust III and Trust V are soliciting proxies from the shareholders of each Fund in connection with the Meetings, which have been called to be held at 10:00 a.m. Eastern Time on December 19, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards are being mailed to shareholders beginning on or about November 8, 2000.

INFORMATION ABOUT PROXIES AND THE CONDUCT OF THE MEETINGS

     Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of your Acquired Fund or by employees or agents of Colonial and its affiliated companies. In addition, SCC has been engaged to assist in the solicitation of proxies, at an estimated cost of $700,000 total for all of the proposed acquisitions of funds in the Liberty and Stein Roe Fund groups scheduled to take place in January 2001.

VOTING PROCESS

         You can vote in any one of the following five ways:

         a.       By mail, by filling out and returning the enclosed proxy card;

         b. By phone, by calling 1-800-732-3683 and following the instructions;

         c. By internet, by visiting our Web site at www.libertyfunds.com and clicking on "Proxy Voting;"

         d. By fax (not available for all shareholders; refer to enclosed proxy insert); or

         e.       In person at the Meetings.

         Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meetings. Shareholders are entitled to cast one vote for each share owned on the record date. We encourage you to vote by internet, using the 12-digit or 14-digit "control" number that appears on the enclosed proxy card. Voting by internet will reduce expenses by saving postage costs. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

         Costs of Solicitation. The costs of the Meetings, including the costs of soliciting proxies, and the costs of the Acquisitions will be borne by the following parties in the following percentages: the Florida Fund __%, the Michigan Fund __%, the Minnesota Fund __%, the North Carolina Fund __%, the Oregon Fund __%, the National Fund __%, Liberty Financial __%.

         Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Assistant Secretary of your Acquired Fund, by properly executing and submitting a later-dated proxy or by attending the Meetings and voting in person.

         Votes cast in person or by proxy at the Meetings will be counted by persons appointed by each Acquired Fund as tellers for the Meetings (the "Tellers"). Thirty percent (30%) of the shares of any Fund outstanding on the record date, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of any such Fund at the Meetings. Shareholders of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund vote together with the shareholders of the other series of Trust V for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust V constitutes a quorum for voting on the election of Trustees. Shareholders of the Oregon Fund vote together with the shareholders of the other series of Trust III for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust III constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposals 1 through 5 and will have no effect on the outcome of Proposal
6. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

         Advisor's and Distributor's Address. The address of each Acquired Fund's (other than the Oregon Fund, for which Colonial acts as administrator) investment advisor, Colonial Management Associates, Inc., is One Financial Center, Boston, Massachusetts 02111-2621. The address of the Oregon Fund's investment advisor, Crabbe Huson Group, Inc., is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. The address of each Fund' principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.

         Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for each Acquired Fund and the Liberty Trusts the total number of shares outstanding as of September 29, 2000 for each class of the shares of each such Fund and Trust entitled to vote at the Meetings. It also lists for the National Fund the total number of shares outstanding as of September 29, 2000 for each class of the Fund's shares. It also identifies holders of more than 5% on 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Funds and their shareholdings in the Funds.

         Adjournments; Other Business. If either Acquired Fund or the Trust of which it is a series has not received enough votes by the time of the Meetings to approve any Proposal the persons named as proxies may propose that such Meetings be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of such Acquired Fund or Trust that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposal 6). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposal 6). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

         The Meetings have been called to transact any business that properly comes before them. The only business that management of each Acquired Fund intends to present or knows that others will present is Proposals 1 through 6. If any other matters properly come before the Meetings, and on all matters incidental to the conduct of the Meetings, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Assistant Secretary of the relevant Acquired Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

         Shareholder Proposals at Future Meetings. The Liberty Trusts do not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Funds or the Trusts must be received by the relevant Fund or Trust in writing a reasonable amount of time before the Liberty Trusts solicit proxies for that meeting, in order to be considered for inclusion in the proxy materials for that meeting.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION


      THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 by and among [Name of Acquired Fund Trust] (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated _______________, as amended, on behalf of [Name of Acquired Fund] (the "Acquired Fund"), a series of the Trust, Liberty Funds Trust IV (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated August 29, 1978, as amended, on behalf of Liberty Tax-Exempt Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A, B and C shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

      In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

      1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

      1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

            (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2.

            (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund, and

            (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

      1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph
            1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

      1.4   With respect to Acquiring Shares distributable pursuant to paragraph
            1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

      1.5   [RESERVED]

      1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

      2.    VALUATION.

      2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

      2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York

            Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

      3.    CLOSING AND CLOSING DATE.

      3.1 The Closing Date shall be on January 22, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

      3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

      3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

      3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

      3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

      4.    REPRESENTATIONS AND WARRANTIES.

      4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

            (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

            (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

            (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

            (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

            (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

            (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended [___________________, ____] of the Acquired Fund, audited by
                 [Name of Firm] [and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended ___________________, 2000,], copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since __________________, 2000;

            (g)  Since __________________, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

            (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

            (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")),non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

            (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

            (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3; and

            (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

            (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

            (p) At the Closing Date, the Trust, on behalf of the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of _______, 2000 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

            (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain in compliance with such mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date.

            (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

      4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

            (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

            (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

            (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

            (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

            (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

            (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

            (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended November 30, 1999 of the Acquiring Fund, audited by [Name of Firm], and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended May 31, 2000, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since May 31, 2000;

            (h) Since May 31, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

            (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

            (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares and Class C shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

            (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

            (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

            (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof; and

            (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

            (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

      5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

      The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

      5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

      5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

      5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

      5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

      5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

      5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

      5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

      6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

            The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the

            Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

      6.2 The Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

            (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;
                 (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

      7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

            The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;

      7.2 The Acquiring Trust shall have received a favorable opinion from [Ropes & Gray/Bell, Boyd & Lloyd LLC], counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

            (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

      7.3 The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a partner of [Name of Firm] for the fiscal year ended _______________, 2000 and signed pro forma tax returns for the period from _______ 1, 2000 to the Closing Date (which pro forma tax returns shall be furnished promptly after the Closing Date).

      7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after ________, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after _________, 2000 and on or prior to the Closing Date.

      7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

      7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

      8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

      The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

      8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

      8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

      8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

      8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of [Ropes & Gray/Bell, Boyd & Lloyd LLC] satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

            (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

            (b) No gain or loss will be recognized to the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

            (c) No gain or loss will be recognized to the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

            (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

            (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

            (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

            (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange.

            (h) Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

      8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

      9.    BROKERAGE FEES AND EXPENSES.

      9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. The other expenses of the transactions contemplated by this Agreement shall be borne by the following parties in the percentages indicated: (a) the Trust, on behalf of the Acquired Fund, __%, (b) the Acquiring Trust, on behalf of the Acquiring Fund, __%, and (c) Liberty Financial Companies, Inc. __%.



      10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

      10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

      11.   TERMINATION.

      11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

            (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

      11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

      12.   AMENDMENTS.

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

      13.   NOTICES.

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty Funds Trust IV, One Financial Center, Boston, MA 02111, attention Secretary, or to [Name and Address of Acquired Fund Trust] attention Secretary.

      14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT NON-RECOURSE.

      14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

      14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.
                                          [ACQUIRED FUND TRUST],
                                          on behalf of __________________ Fund




                                          By:__________________________________

                                          Name:________________________________

                                          Title:_______________________________
ATTEST:


______________________________

Name:_________________________

Title:________________________


                                          LIBERTY FUNDS TRUST IV,
                                          on behalf of Liberty Tax-Exempt Fund




                                          By:__________________________________

                                          Name:________________________________

                                          Title:_______________________________
ATTEST:


______________________________

Name:_________________________

Title:________________________

                                          Solely for purposes of Section 9.2
                                          of the Agreement:

                                          LIBERTY FINANCIAL COMPANIES, INC.




                                          By:__________________________________

                                          Name:________________________________

                                          Title:_______________________________
ATTEST:


______________________________

Name:_________________________

Title:________________________

                                                                      APPENDIX B

FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE OREGON FUND AND TRUST III, THE FLORIDA FUND, MICHIGAN FUND, MINNESOTA FUND AND NORTH CAROLINA FUND AND TRUST V AND SHARES OUTSTANDING OF THE NATIONAL FUND AND TRUST IV

     For each class of each Acquired Fund's shares and each Trust's shares entitled to vote at the Meetings, and for each class of the National Fund's shares and Trust IV's shares, the number of shares outstanding as of September 29, 2000 was as follows:

------------------------------------------------------------------------------------------------------------
                     FUND OR TRUST                          CLASS        NUMBER OF SHARES OUTSTANDING AND
                                                                                 ENTITLED TO VOTE
------------------------------------------------------------------------------------------------------------
Oregon Fund                                                   A                    1,311,987
------------------------------------------------------------------------------------------------------------
                                                              B                        4,686
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Trust III                                                                        297,008,531
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Florida Fund                                                  A                    3,187,588
------------------------------------------------------------------------------------------------------------
                                                              B                    2,715,487
------------------------------------------------------------------------------------------------------------
                                                              C                       51,250
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Michigan Fund                                                 A                    4,409,032
------------------------------------------------------------------------------------------------------------
                                                              B                    1,194,938
------------------------------------------------------------------------------------------------------------
                                                              C                       66,651
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Minnesota Fund                                                A                    3,491,467
------------------------------------------------------------------------------------------------------------
                                                              B                    2,310,938
------------------------------------------------------------------------------------------------------------
                                                              C                       56,254
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
North Carolina Fund                                           A                    2,208,694
------------------------------------------------------------------------------------------------------------
                                                              B                    1,850,320
------------------------------------------------------------------------------------------------------------
                                                              C                       77,344
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Trust V                                                                          125,847,396
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
National Fund                                                 A                  144,371,138
------------------------------------------------------------------------------------------------------------
                                                              B                   15,870,163
------------------------------------------------------------------------------------------------------------
                                                              C                      389,500
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Trust IV                                                                         256,523,247
------------------------------------------------------------------------------------------------------------


OWNERSHIP OF SHARES

     As of September 29, 2000, each Trust believes that the Trustees and officers of the respective Trusts, as a group, owned less than one percent of each class of shares of each Fund and of each Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

--------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF
                                                          OUTSTANDING
                                                           SHARES OF
                          NAME AND ADDRESS OF             CLASS OWNED                PERCENTAGE OF OUTSTANDING
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF
                                                                       OUTSTANDING
                                                                        SHARES OF
    FUND AND CLASS          SHAREHOLDER                                CLASS OWNED       SHARES OF CLASS OWNED
--------------------------------------------------------------------------------------------------------------

OREGON FUND
                            N/A                                         N/A                      N/A

FLORIDA FUND
CLASS A
                            Merrill Lynch Pierce Fenner & Smith         515,088.530              16.16%
                            For the Sole Benefit of its Customers
                            Attn: Fund Administration #97AX5
                            4800 Deer Lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

CLASS B
                            Merrill Lynch Pierce Fenner & Smith         576,797.408              21.24%
                            For the Sole Benefit of its Customers
                            Attn: Fund Administration #97AX5
                            4800 Deer Lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

CLASS C
                            Richard J. Miele                             28,089.888              54.81%
                            Carmel L. Miele
                            6 E. Highpoint Road
                            Sewalls Point, FL 34996-7002

                            Jean McCaughey Trustee                        2,787.322               5.44%
                            McCaughey Family Revocable Trust
                            U/A 1/5/1994
                            4315 Rum Cay Circle
                            Sarasota, FL 34233

                            Marjorie E. Worstall                         12,787.724              24.95%
                            PMB #197
                            3206 S. Hopkins Avenue
                            Titusville, FL 32780-5698

                            Dorothy C. Fisher                             6,618.670              12.91%
                            Harry F. Fisher Jr. Trustee
                            Dorothy Fisher Rev Trust
                            U/A Dtd 11/11/1997
                            1048 Main Street
                            Sebastian, FL 32958-4170

MICHIGAN FUND
CLASS A
                            Raymond James & Assoc. Inc.                 262,700.467               5.96%
                            For Elite Acct #50008225
                            FAO James & Mary Workman
                            1530 Winterwood Drive NE
                            Grand Rapids, MI 49546

CLASS B
                            Merrill Lynch Pierce Fenner & Smith         244,756.046              20.48%
                            For the Sole Benefit of its Customers
                            Attn. Fund Administration #97057
                            4800 Deer Lake Dr. E. 2nd Floor
                            Jacksonville, FL 32246-6484


MINNESOTA FUND
CLASS B
                               Merrill Lynch Pierce Fenner & Smith          144,026.019          6.23%
                               For the Sole Benefit of its Customers
                               Attn: Fund Administration #97056
                               4800 Deer Lake Drive E. 2nd Floor
                               Jacksonville, FL 32246-6484
CLASS C
                               Merrill Lynch Pierce Fenner & Smith           13,003.408         23.12%
                               For the Sole Benefit of its Customers
                               Attn: Fund Administration #97056
                               4800 Deer Lake Drive E. 2nd Floor
                               Jacksonville, FL 32246-6484

                               Luella C. Bellomo                              8,545.511         15.19%
                               1857 Eagle Ridge Drive
                               St. Paul, MN 55118

                               Richard G. Lykke                              11,227.366         19.96%
                               Dorothy M. Lykke
                               2722 Lake Court Drive
                               Mounds View, MN 55112

                               Mark J. Ritter TOD                             6,265.916         11.14%
                               Robert M. Ritter
                               Subject to Sta TOD Rules
                               1626 Laurel Avenue
                               St. Paul, MN 55104

NORTH CAROLINA FUND
CLASS B
                               Merrill Lynch Pierce Fenner & Smith          149,657.130          8.09%
                               For the Sole Benefit of its Customers
                               Attn: Fund Administration #97B52
                               4800 Deer Lake Drive E. 2nd Floor
                               Jacksonville, FL 32246-6484

CLASS C
                            Merrill Lynch Pierce Fenner & Smith         34,656.658          44.81%
                            For the Sole Benefit of its Customers
                            Attn: Fund Administration #97AX5
                            4800 Deer Lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

                            Patricia R. Holstein                         7,117.493           9.20%
                            403 Elm Street
                            Raleigh, NC 27604

NATIONAL FUND
CLASS B                     Merrill Lynch Pierce Fenner & Smith      1,048,557.256           6.61%
                            For the Sole Benefit of its Customers
                            Attn: Fund Administration #97B52
                            4800 Deer lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

CLASS C
                            Terry Collins                              203,886.537          52.35%
                            Rosemary Collins
                            306 Jester Ct.
                            Petaluma, CA 94954



OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

     As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the above noted class of shares of the above noted Fund would own the following percentage of the Acquiring Fund upon consummation of the Acquisition:

-------------------------------------------------------------------------------------------
                                                                 PERCENTAGE OF OUTSTANDING
                                                                    SHARES OF CLASS OWNED
                           NAME AND ADDRESS OF                      UPON CONSUMMATION OF
  FUND AND CLASS               SHAREHOLDER                               ACQUISITION
-------------------------------------------------------------------------------------------
OREGON FUND                N/A                                              N/A

FLORIDA FUND
CLASS A                    Merrill Lynch Pierce Fenner & Smith              0.19%
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration #97AX5
                           4800 Deer Lake Drive E. 2nd Floor
                           Jacksonville, FL 32246-6484

CLASS B                    Merrill Lynch Pierce Fenner & Smith              1.50%
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration #97AX5
                           4800 Deer Lake Drive E. 2nd Floor
                           Jacksonville, FL 32246-6484

CLASS C
                           Richard J. Miele                                 3.02%
                           Carmel L. Miele
                           6 E. Highpoint Road
                           Sewalls Point, FL 34996-7002

                           Jean McCaughey Trustee                           0.30%
                           McCaughey Family Revocable Trust
                           U/A 1/5/1994
                           4315 Rum Cay Circle
                           Sarasota, FL 34233

                           Marjorie E. Worstall                             1.38%
                           PMB #197
                           3206 S. Hopkins Avenue
                           Titusville, FL 32780-5698

                           Dorothy C. Fisher                                0.71%
                           Harry F. Fisher Jr. Trustee
                           Dorothy Fisher Rev Trust
                           U/A Dtd 11/11/1997
                           1048 Main Street
                           Sebastian, FL 32958-4170

MICHIGAN FUND
CLASS A
                           Raymond James & Assoc., Inc.                     0.09%
                           For Elite Acct #50008225
                           FAO James & Mary Workman
                           1530 Winterwood Drive NE
                           Grand Rapids, MI 49546

CLASS B                    Merrill Lynch Pierce Fenner & Smith              0.59%
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration #97057
                           4800 Deer Lake Drive E. 2nd Floor
                           Jacksonville, FL 32246-6484

MINNESOTA FUND
CLASS B                    Merrill Lynch Pierce Fenner & Smith              0.34%
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration #97056
                           4800 Deer Lake Drive E. 2nd Floor
                           Jacksonville, FL 32246-6484

CLASS C                    Merrill Lynch Pierce Fenner & Smith              1.28%
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration #97056
                           4800 Deer Lake Drive E. 2nd Floor
                           Jacksonville, FL 32246-6484

                           Luella C. Bellomo                                0.84%
                           1857 Eagle Ridge Drive
                           St. Paul, MN 55118

                           Richard G. Lykke                                 1.11%
                           Dorothy M. Lykke
                           2722 Lake Court Drive
                           Mounds View, MN 55112

                           Mark J. Ritter TOD                               0.62%
                           Robert M. Ritter
                           Subject to Sta TOD Rules
                           1626 Laurel Avenue
                           St. Paul, MN 55104

NORTH CAROLINA FUND
CLASS B                    Merrill Lynch Pierce Fenner & Smith              0.38%
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration #97B52
                           4800 Deer Lake Drive E. 2nd Floor
                           Jacksonville, FL 32246-6484

CLASS C                    Merrill Lynch Pierce Fenner & Smith              3.61%
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration #97AX5
                           4800 Deer Lake Drive E. 2nd Floor
                           Jacksonville, FL 32246-6484

                           Patricia R. Holstein                             0.74%
                           403 Elm Street
                           Raleigh, NC 27604

NATIONAL FUND
CLASS B                    Merrill Lynch Pierce Fenner & Smith              4.72%
                           For the Sole Benefit of its Customers
                           Attn: Fund Administration #97B52
                           4800 Deer Lake Drive E. 2nd Floor
                           Jacksonville, FL 32246-6484

CLASS C
                           Terry Collins                                   37.97%
                           Rosemary Collins
                           306 Jester Ct.
                           Pataluma, CA 94954

INFORMATION CONCERNING EXECUTIVE OFFICERS

The following table sets forth certain information about the executive officers of each Fund:

EXECUTIVE OFFICER                                                                    YEAR OF ELECTION AS
NAME & AGE            OFFICE AND PRINCIPAL OCCUPATION (1)                            EXECUTIVE OFFICER
-----------------     -----------------------------------                            -------------------

Stephen E. Gibson     President of the Liberty Funds since June, 1998; Chairman of           1998
(46)                  the Board since July, 1998, Chief Executive Officer and
                      President since December, 1996 and Director, since July,
                      1996 of CMA (formerly Executive Vice President from
                      July, 1996 to December, 1996); Chairman of the Board,
                      Director, Chief Executive Officer and President of Liberty
                      Funds Group LLC (LFG) since December, 1998 (formerly
                      Director, Chief Executive Officer and President of The
                      Colonial Group, Inc. (TCG) from December, 1996 to
                      December, 1998); Director of Stein Roe & Farnham
                      Incorporated (SR&F) since September, 2000, President since
                      January, 2000 and Vice Chairman since August, 1998
                      (formerly Assistant Chairman and Executive Vice President
                      from August, 1998 to January, 2000) (formerly Managing
                      Director of Marketing of Putnam Investments, June, 1992 to
                      July, 1996.)


Pamela A. McGrath     Treasurer and Chief Financial Officer of the Liberty Funds and         1999
(46)                  Liberty All-Star Funds since April, 2000; Treasurer, Chief
                      Financial Officer and Vice President of LFG since
                      December, 1999; Chief Financial Officer, Treasurer and
                      Senior Vice President of CMA since December, 1999;
                      Director of Offshore Accounting for Putnam Investments
                      from May, 1998 to October, 1999; Managing Director of
                      Scudder Kemper Investments from October, 1984 to December,
                      1997.

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.


ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION


The current Board of Trustees received the following compensation from each Fund as of each Fund's fiscal year end and for the calendar year ended December 31, 1999(1):


-------------------------------------------------------------------------------------------------
                                                              MINNESOTA         NORTH CAROLINA
                      FLORIDA FUND       MICHIGAN FUND          FUND                 FUND
-------------------------------------------------------------------------------------------------

                         1/31/00            1/31/00            1/31/00             1/31/00
-------------------------------------------------------------------------------------------------
Mr. Bleasdale             $882(2)            $744(3)             $752(4)             $686(5)
-------------------------------------------------------------------------------------------------
Ms. Collins                821                694                 701                 639
-------------------------------------------------------------------------------------------------
Mr. Grinnell               860                723                 730                 666
-------------------------------------------------------------------------------------------------
Mr. Lowry                  828                701                 708                 646
-------------------------------------------------------------------------------------------------
Mr. Macera                 815                688                 695                 634
-------------------------------------------------------------------------------------------------
Mr. Mayer                  867                730                 738                 673
-------------------------------------------------------------------------------------------------
Mr. Moody                  791(6)             656(7)              663(8)              605(9)
-------------------------------------------------------------------------------------------------
Mr. Neuhauser              872                734                 742                 677
-------------------------------------------------------------------------------------------------
Mr. Stitzel                815                688                 695                 634
-------------------------------------------------------------------------------------------------
Ms. Verville               822(10)            695(11)             702(12)             640(13)
-------------------------------------------------------------------------------------------------


---------------------------------------
(1) The Funds do not currently provide pension or retirement plan benefits to the Trustees.
(2)  Includes $503 payable in later years as deferred compensation.
(3)  Includes $338 payable in later years as deferred compensation.
(4)  Includes $379 payable in later years as deferred compensation.
(5)  Includes $346 payable in later years as deferred compensation.
(6) Total compensation of $791 for the fiscal year ended January 31, 1999, will be payable in later years as deferred compensation.
(7) Total compensation of $656 for the fiscal year ended January 31, 1999, will be payable in later years as deferred compensation.
(8) Total compensation of $663 for the fiscal year ended January 31, 1999, will be payable in later years as deferred compensation.
(9) Total compensation of $605 for the fiscal year ended January 31, 1999, will be payable in later years as deferred compensation.
(10) Total compensation of $822 for the fiscal year ended January 31, 1999, will be payable in later years as deferred compensation.
(11) Total compensation of $695 for the fiscal year ended January 31, 1999, will be payable in later years as deferred compensation.
(12) Total compensation of $702 for the fiscal year ended January 31, 1999, will be payable in later years as deferred compensation.

-------------------------------------------------------
                       OREGON FUND       NATIONAL FUND
-------------------------------------------------------
                        10/31/99           11/30/99
-------------------------------------------------------
Mr. Bleasdale             $601(14)         $10,598(15)
-------------------------------------------------------
Ms. Collins                566               9,974
-------------------------------------------------------
Mr. Grinnell               590              10,396
-------------------------------------------------------
Mr. Lowry                  573              10,109
-------------------------------------------------------
Mr. Macera                 568               9,985
-------------------------------------------------------
Mr. Mayer                  583              10,048
-------------------------------------------------------
Mr. Moody                  526(16)           9,384(17)
-------------------------------------------------------
Mr. Neuhauser              600              10,504
-------------------------------------------------------
Mr. Stitzel                568               9,985
-------------------------------------------------------
Ms. Verville               533(18)           9,869(19)
-------------------------------------------------------


The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.


----------------------------------------------------------
     TRUSTEE                    TOTAL COMPENSATION
----------------------------------------------------------
Mr. Bleasdale                       $103,000(20)
----------------------------------------------------------
Ms. Collins                           96,000
----------------------------------------------------------
Mr. Grinnell                         100,000
----------------------------------------------------------
Mr. Lowry                             97,000
----------------------------------------------------------
Mr. Macera                            95,000
----------------------------------------------------------
Mr. Mayer                            101,000
----------------------------------------------------------
Mr. Moody                             91,000(21)
----------------------------------------------------------
Mr. Neuhauser                        101,252
----------------------------------------------------------
Mr. Stitzel                           95,000
----------------------------------------------------------
Ms. Verville                          96,000(22)
----------------------------------------------------------

For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):

                                      Total Compensation From Liberty
                                      All-Star Funds For The Calendar
Trustee                               Year Ended December 31, 1999 (23)
-------                               ---------------------------------
Robert J. Birnbaum                                 $25,000
James E. Grinnell                                   25,000
Richard W. Lowry                                    25,000
William E. Mayer                                    25,000
John J. Neuhauser                                   25,000

------------------------
(13) Total compensation of $640 for the fiscal year ended January 31, 1999, will be payable in later years as deferred compensation.
(14)   Includes $308 payable in later years as deferred compensation.
(15)   Includes $5,487 payable in later years as deferred compensation.
(16) Total compensation of $526 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.
(17) Total compensation of $9,384 for the fiscal year ended November 30, 1999, will be payable in later years as deferred compensation.
(18) Total compensation of $533 for the fiscal year ended October 31, 1999, will be payable in later years as deferred compensation.
(19) Total compensation of $9,869 for the fiscal year ended November 30, 1999, will be payable in later years as deferred compensation.
(20)   Includes $52,000 payable in later years as deferred compensation.
(21) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.
(22) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.
(23) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the
       Advisor of each Fund).

                                                                      APPENDIX C


Capitalization
(In Thousands)





     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                         National
                                                                                North          National                    Fund
                           Oregon     Florida       Michigan      Minnesota    Carolina        Fund         Pro Forma   Pro Forma
                            Fund       Fund           Fund           Fund       Fund      (Acquiring Fund) Adjustments(1)Combined(2)
Class A
Net asset value            $ 15,574   $ 23,216     $ 30,514       $ 23,399      $ 15,748    $ 1,837,544        (241)   $ 1,945,753
Shares outstanding            1,298      3,144        4,448          3,465         2,205        144,368      (6,059)      152,870
Net asset value per share   $ 11.99     $ 7.39       $ 6.86         $ 6.75        $ 7.14        $ 12.73                   $ 12.73

Class B
Net asset value               $ 107   $ 19,638      $ 7,480       $ 15,304      $ 13,284      $ 193,426         (62)    $ 249,177
Shares outstanding                9      2,659        1,090          2,266         1,860         15,197      (3,505)       19,577
Net asset value per share   $ 11.99     $ 7.39       $ 6.86         $ 6.75        $ 7.14        $ 12.73                   $ 12.73

Class C
Net asset value                          $ 379        $ 459          $ 378         $ 553        $ 5,003          (2)      $ 6,770
Shares outstanding                          51           67             56            77            393        (113)          532
Net asset value per share               $ 7.39       $ 6.86         $ 6.75        $ 7.14        $ 12.73                   $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,057, $29,590, $30,151, $28,442 and $160,239 to be
borne by the Oregon Fund, the Florida Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Michigan Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                   National
                                                                                     National                        Fund
                             Oregon        Florida       Michigan      Minnesota      Fund          Pro Forma      Pro Forma
                               Fund           Fund           Fund           Fund  (Acquiring Fund) Adjustments(1) Combined (2)
Class A
Net asset value             $ 15,574       $ 23,216       $ 30,514       $ 23,399    $ 1,837,544         (226)  $ 1,930,020
Shares outstanding             1,298          3,144          4,448          3,465        144,368       (5,090)      151,634
Net asset value per share    $ 11.99         $ 7.39         $ 6.86         $ 6.75        $ 12.73                    $ 12.73

Class B
Net asset value                $ 107       $ 19,638        $ 7,480       $ 15,304      $ 193,426          (50)    $ 235,905
Shares outstanding                 9          2,659          1,090          2,266         15,197       (2,687)       18,534
Net asset value per share    $ 11.99         $ 7.39         $ 6.86         $ 6.75        $ 12.73                    $ 12.73

Class C
Net asset value                               $ 379          $ 459          $ 378        $ 5,003           (1)      $ 6,217
Shares outstanding                               51             67             56            393          (79)          488
Net asset value per share                    $ 7.39         $ 6.86         $ 6.75        $ 12.73                    $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,057, $29,590, $30,151 and $160,239 to be borne by the Oregon Fund, the Florida Fund, the Michigan Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Michigan Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                National
                                                                                National                          Fund
                                  Oregon          Florida         Michigan        Fund         Pro Forma       Pro Forma
                                    Fund             Fund             Fund    (Acquiring Fund) Adjustments (1)Combined (2)
Class A
Net asset value                 $ 15,574         $ 23,216         $ 30,514      $ 1,837,544          (209)     $ 1,906,638
Shares outstanding                 1,298            3,144            4,448          144,368        (3,462)         149,797
Net asset value per share        $ 11.99           $ 7.39           $ 6.86          $ 12.73                        $ 12.73

Class B
Net asset value                    $ 107         $ 19,638          $ 7,480        $ 193,426           (37)       $ 220,614
Shares outstanding                     9            2,659            1,090           15,197        (1,622)          17,333
Net asset value per share        $ 11.99           $ 7.39           $ 6.86          $ 12.73                        $ 12.73

Class C
Net asset value                                     $ 379            $ 459          $ 5,003            (1)         $ 5,839
Shares outstanding                                     51               67              393           (52)             459
Net asset value per share                          $ 7.39           $ 6.86          $ 12.73                        $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,057, $29,590 and $160,239 to be borne by the Oregon Fund, the Florida Fund, the Michigan Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                   National
                                                                              National                               Fund
                                        Oregon             Florida              Fund            Pro Forma         Pro Forma
                                         Fund                Fund          (Acquiring Fund)    Adjustments (1)   Combined (2)
Class A
Net asset value                        $ 15,574            $ 23,216         $ 1,837,544             (186)       $ 1,876,147
Shares outstanding                        1,298               3,144             144,368           (1,409)           147,401
Net asset value per share               $ 11.99              $ 7.39             $ 12.73                             $ 12.73

Class B
Net asset value                           $ 107            $ 19,638           $ 193,426              (31)         $ 213,140
Shares outstanding                            9               2,659              15,197           (1,119)            16,746
Net asset value per share               $ 11.99              $ 7.39             $ 12.73                             $ 12.73

Class C
Net asset value                                               $ 379             $ 5,003               (1)           $ 5,381
Shares outstanding                                               51                 393              (22)               423
Net asset value per share                                    $ 7.39             $ 12.73                             $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,057 and $160,239 to be borne by the Oregon Fund, the Florida Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                    National
                                                                                       National                       Fund
                             Florida       Michigan      Minnesota    North Carolina    Fund         Pro Forma      Pro Forma
                               Fund           Fund           Fund           Fund    (Acquiring Fund) Adjustments(1) Combined (2)
Class A
Net asset value             $ 23,216       $ 30,514       $ 23,399       $ 15,748    $ 1,837,544         (213)  $ 1,930,207
Shares outstanding             3,144          4,448          3,465          2,205        144,368       (5,982)      151,649
Net asset value per share     $ 7.39         $ 6.86         $ 6.75         $ 7.14        $ 12.73                    $ 12.73

Class B
Net asset value             $ 19,638        $ 7,480       $ 15,304       $ 13,284      $ 193,426          (62)    $ 249,070
Shares outstanding             2,659          1,090          2,266          1,860         15,197       (3,505)       19,568
Net asset value per share     $ 7.39         $ 6.86         $ 6.75         $ 7.14        $ 12.73                    $ 12.73

Class C
Net asset value                $ 379          $ 459          $ 378          $ 553        $ 5,003           (2)      $ 6,770
Shares outstanding                51             67             56             77            393         (113)          532
Net asset value per share     $ 7.39         $ 6.86         $ 6.75         $ 7.14        $ 12.73                    $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,057, $29,590, $30,151, $28,442, and $160,239 to be borne by the Florida Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Michigan Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                 National
                                                                                 National                          Fund
                                  Florida         Michigan        Minnesota        Fund         Pro Forma        Pro Forma
                                     Fund             Fund             Fund    (Acquiring Fund) Adjustments(1)  Combined (2)
Class A
Net asset value                 $ 23,216         $ 30,514         $ 23,399      $ 1,837,544          (198)     $ 1,914,474
Shares outstanding                 3,144            4,448            3,465          144,368        (5,013)         150,413
Net asset value per share         $ 7.39           $ 6.86           $ 6.75          $ 12.73                        $ 12.73

Class B
Net asset value                 $ 19,638          $ 7,480         $ 15,304        $ 193,426           (49)       $ 235,799
Shares outstanding                 2,659            1,090            2,266           15,197        (2,687)          18,526
Net asset value per share         $ 7.39           $ 6.86           $ 6.75          $ 12.73                        $ 12.73

Class C
Net asset value                    $ 379            $ 459            $ 378          $ 5,003            (1)         $ 6,217
Shares outstanding                    51               67               56              393           (79)             488
Net asset value per share         $ 7.39           $ 6.86           $ 6.75          $ 12.73                        $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,057, $29,590, $30,151 and $160,239 to be borne by the Florida Fund, the Michigan Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Michigan Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                  National
                                                                                National                            Fund
                                 Florida         Michigan      North Carolina     Fund         Pro Forma         Pro Forma
                                   Fund             Fund             Fund    (Acquiring Fund) Adjustments (1)  Combined (2)
Class A
Net asset value                 $ 23,216         $ 30,514         $ 15,748      $ 1,837,544          (196)     $ 1,906,825
Shares outstanding                 3,144            4,448            2,205          144,368        (4,354)         149,812
Net asset value per share         $ 7.39           $ 6.86           $ 7.14          $ 12.73                        $ 12.73

Class B
Net asset value                 $ 19,638          $ 7,480         $ 13,284        $ 193,426           (50)       $ 233,778
Shares outstanding                 2,659            1,090            1,860           15,197        (2,440)          18,367
Net asset value per share         $ 7.39           $ 6.86           $ 7.14          $ 12.73                        $ 12.73

Class C
Net asset value                    $ 379            $ 459            $ 553          $ 5,003            (2)         $ 6,392
Shares outstanding                    51               67               77              393           (87)             502
Net asset value per share         $ 7.39           $ 6.86           $ 7.14          $ 12.73                        $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,057, $29,590, $28,442, and $160,239 to be borne by the Florida Fund, the Michigan Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Michigan Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                               National
                                                                           National                              Fund
                                        Florida            Michigan          Fund            Pro Forma         Pro Forma
                                          Fund                Fund      (Acquiring Fund)  Adjustments (1)   Combined (2)
Class A
Net asset value                        $ 23,216            $ 30,514         $ 1,837,544             (181)       $ 1,891,092
Shares outstanding                        3,144               4,448             144,368           (3,385)           148,576
Net asset value per share                $ 7.39              $ 6.86             $ 12.73                             $ 12.73

Class B
Net asset value                        $ 19,638             $ 7,480           $ 193,426              (37)         $ 220,507
Shares outstanding                        2,659               1,090              15,197           (1,622)            17,324
Net asset value per share                $ 7.39              $ 6.86             $ 12.73                             $ 12.73

Class C
Net asset value                           $ 379               $ 459             $ 5,003               (1)           $ 5,839
Shares outstanding                           51                  67                 393              (52)               459
Net asset value per share                $ 7.39              $ 6.86             $ 12.73                             $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,057, $29,590 and $160,239 to be borne by the Florida Fund, the Michigan Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                  National
                                                                             National                              Fund
                                        Florida           Minnesota             Fund            Pro Forma         Pro Forma
                                          Fund                Fund         (Acquiring Fund)  Adjustments (1)     Combined (2)
Class A
Net asset value                        $ 23,216            $ 23,399         $ 1,837,544             (175)       $ 1,883,983
Shares outstanding                        3,144               3,465             144,368           (2,960)           148,017
Net asset value per share                $ 7.39              $ 6.75             $ 12.73                             $ 12.73

Class B
Net asset value                        $ 19,638            $ 15,304           $ 193,426              (43)         $ 228,325
Shares outstanding                        2,659               2,266              15,197           (2,184)            17,939
Net asset value per share                $ 7.39              $ 6.75             $ 12.73                             $ 12.73

Class C
Net asset value                           $ 379               $ 378             $ 5,003               (1)           $ 5,759
Shares outstanding                           51                  56                 393              (48)               452
Net asset value per share                $ 7.39              $ 6.75             $ 12.73                             $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,057, $30,151 and $160,239 to be borne by the Florida Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                 National
                                                                           National                               Fund
                                        Florida      North Carolina          Fund              Pro Forma         Pro Forma
                                          Fund                Fund      (Acquiring Fund)     Adjustments (1)   Combined (2)
Class A
Net asset value                        $ 23,216            $ 15,748         $ 1,837,544             (173)       $ 1,876,335
Shares outstanding                        3,144               2,205             144,368           (2,301)           147,416
Net asset value per share                $ 7.39              $ 7.14             $ 12.73                             $ 12.73

Class B
Net asset value                        $ 19,638            $ 13,284           $ 193,426              (43)         $ 226,305
Shares outstanding                        2,659               1,860              15,197           (1,936)            17,780
Net asset value per share                $ 7.39              $ 7.14             $ 12.73                             $ 12.73

Class C
Net asset value                           $ 379               $ 553             $ 5,003               (1)           $ 5,934
Shares outstanding                           51                  77                 393              (56)               466
Net asset value per share                $ 7.39              $ 7.14             $ 12.73                             $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,057, $28,442, and $160,239 to be borne by the Florida Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Michigan Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                National
                                                                           National                               Fund
                                         Oregon            Michigan          Fund            Pro Forma         Pro Forma
                                           Fund                Fund      (Acquiring Fund)   Adjustments (1)   Combined (2)
Class A
Net asset value                        $ 15,574            $ 30,514         $ 1,837,544             (193)       $ 1,883,438
Shares outstanding                        1,298               4,448             144,368           (2,141)           147,974
Net asset value per share               $ 11.99              $ 6.86             $ 12.73                             $ 12.73

Class B
Net asset value                           $ 107             $ 7,480           $ 193,426              (24)         $ 200,989
Shares outstanding                            9               1,090              15,197             (505)            15,791
Net asset value per share               $ 11.99              $ 6.86             $ 12.73                             $ 12.73

Class C
Net asset value                                               $ 459             $ 5,003               (1)           $ 5,461
Shares outstanding                                               67                 393              (31)               429
Net asset value per share                                    $ 6.86             $ 12.73                             $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,590 and $160,239 to be borne by the Oregon Fund, the Michigan Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                National
                                                                            National                               Fund
                                         Oregon           Minnesota          Fund            Pro Forma         Pro Forma
                                           Fund                Fund      (Acquiring Fund)   Adjustments (1)   Combined (2)
Class A
Net asset value                        $ 15,574            $ 23,399         $ 1,837,544             (188)       $ 1,876,328
Shares outstanding                        1,298               3,465             144,368           (1,717)           147,416
Net asset value per share               $ 11.99              $ 6.75             $ 12.73                             $ 12.73

Class B
Net asset value                           $ 107            $ 15,304           $ 193,426              (29)         $ 208,808
Shares outstanding                            9               2,266              15,197           (1,067)            16,405
Net asset value per share               $ 11.99              $ 6.75             $ 12.73                             $ 12.73

Class C
Net asset value                                               $ 378             $ 5,003               (1)           $ 5,380
Shares outstanding                                               56                 393              (26)               423
Net asset value per share                                    $ 6.75             $ 12.73                             $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $30,151 and $160,239 to be borne by the Oregon Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                  National
                                                                           National                                 Fund
                                        Oregon      North Carolina          Fund            Pro Forma            Pro Forma
                                          Fund                Fund      (Acquiring Fund)   Adjustments (1)      Combined (2)
Class A
Net asset value                        $ 15,574            $ 15,748         $ 1,837,544             (185)       $ 1,868,680
Shares outstanding                        1,298               2,205             144,368           (3,503)           146,815
Net asset value per share               $ 11.99              $ 7.14             $ 12.73                             $ 12.73

Class B
Net asset value                           $ 107            $ 13,284           $ 193,426              (30)         $ 206,787
Shares outstanding                            9               1,860              15,197           (1,868)            16,246
Net asset value per share               $ 11.99              $ 7.14             $ 12.73                             $ 12.73

Class C
Net asset value                                               $ 553             $ 5,003               (1)           $ 5,555
Shares outstanding                                               77                 393              (76)               436
Net asset value per share                                    $ 7.14             $ 12.73                             $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $28,442 and $160,239 to be borne by the Oregon Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                  National
                                                                                National                            Fund
                                Michigan        Minnesota      North Carolina     Fund          Pro Forma         Pro Forma
                                    Fund             Fund             Fund    (Acquiring Fund) Adjustments (1)  Combined (2)
Class A
Net asset value                 $ 30,514         $ 23,399         $ 15,748      $ 1,837,544          (198)     $ 1,907,006
Shares outstanding                 4,448            3,465            2,205          144,368        (4,662)         149,826
Net asset value per share         $ 6.86           $ 6.75           $ 7.14          $ 12.73                        $ 12.73

Class B
Net asset value                  $ 7,480         $ 15,304         $ 13,284        $ 193,426           (49)       $ 229,445
Shares outstanding                 1,090            2,266            1,860           15,197        (2,387)          18,027
Net asset value per share         $ 6.86           $ 6.75           $ 7.14          $ 12.73                        $ 12.73

Class C
Net asset value                    $ 459            $ 378            $ 553          $ 5,003            (2)         $ 6,391
Shares outstanding                    67               56               77              393           (91)             502
Net asset value per share         $ 6.86           $ 6.75           $ 7.14          $ 12.73                        $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,590, $30,151, $28,442, and $160,239 to be borne by the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Michigan Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                               National
                                                                            National                              Fund
                                        Michigan           Minnesota          Fund            Pro Forma         Pro Forma
                                            Fund                Fund      (Acquiring Fund)  Adjustments (1)   Combined (2)
Class A
Net asset value                        $ 30,514            $ 23,399         $ 1,837,544             (183)       $ 1,891,273
Shares outstanding                        4,448               3,465             144,368           (3,692)           148,590
Net asset value per share                $ 6.86              $ 6.75              $12.73                             $ 12.73

Class B
Net asset value                         $ 7,480            $ 15,304           $ 193,426              (36)         $ 216,174
Shares outstanding                        1,090               2,266              15,197           (1,570)            16,984
Net asset value per share                $ 6.86              $ 6.75             $ 12.73                             $ 12.73

Class C
Net asset value                           $ 459               $ 378             $ 5,003               (1)           $ 5,839
Shares outstanding                           67                  56                 393              (57)               459
Net asset value per share                $ 6.86              $ 6.75             $ 12.73                             $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,590, $30,151 and $160,239 to be borne by the Michigan Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Michigan Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                National
                                                                           National                              Fund
                                       Michigan      North Carolina          Fund            Pro Forma         Pro Forma
                                          Fund                Fund      (Acquiring Fund)  Adjustments (1)      Combined (2)
Class A
Net asset value                        $ 30,514            $ 15,748         $ 1,837,544             (180)       $ 1,883,625
Shares outstanding                        4,448               2,205             144,368           (3,033)           147,989
Net asset value per share                $ 6.86              $ 7.14             $ 12.73                             $ 12.73

Class B
Net asset value                         $ 7,480            $ 13,284           $ 193,426              (36)         $ 214,154
Shares outstanding                        1,090               1,860              15,197           (1,322)            16,825
Net asset value per share                $ 6.86              $ 7.14             $ 12.73                             $ 12.73

Class C
Net asset value                           $ 459               $ 553             $ 5,003               (1)           $ 6,014
Shares outstanding                           67                  77                 393              (65)               472
Net asset value per share                $ 6.86              $ 7.14             $ 12.73                             $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,590, $28,442 and $160,239 to be borne by the Michigan Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                  National
                                                                             National                              Fund
                                      Minnesota      North Carolina            Fund            Pro Forma         Pro Forma
                                           Fund            Fund         (Acquiring Fund)     Adjustments (1)     Combined (2)
Class A
Net asset value                        $ 23,399            $ 15,748         $ 1,837,544             (175)       $ 1,876,515
Shares outstanding                        3,465               2,205             144,368           (2,609)           147,430
Net asset value per share                $ 6.75              $ 7.14             $ 12.73                             $ 12.73

Class B
Net asset value                        $ 15,304            $ 13,284           $ 193,426              (42)         $ 221,972
Shares outstanding                        2,266               1,860              15,197           (1,884)            17,439
Net asset value per share                $ 6.75              $ 7.14             $ 12.73                             $ 12.73

Class C
Net asset value                           $ 378               $ 553             $ 5,003               (1)           $ 5,933
Shares outstanding                           56                  77                 393              (60)               466
Net asset value per share                $ 6.75              $ 7.14             $ 12.73                             $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $30,151, $28,442, and $160,239 to be borne by the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                    National
                                                                                 National                             Fund
                                Florida        Minnesota      North Carolina       Fund           Pro Forma         Pro Forma
                                    Fund             Fund             Fund    (Acquiring Fund)   Adjustments(1)   Combined (2)
Class A
Net asset value                 $ 23,216         $ 23,399         $ 15,748      $ 1,837,544          (190)     $ 1,899,716
Shares outstanding                 3,144            3,465            2,205          144,368        (3,930)         149,253
Net asset value per share         $ 7.39           $ 6.75           $ 7.14          $ 12.73                        $ 12.73

Class B
Net asset value                 $ 19,638         $ 15,304         $ 13,284        $ 193,426           (56)       $ 241,596
Shares outstanding                 2,659            2,266            1,860           15,197        (3,001)          18,981
Net asset value per share         $ 7.39           $ 6.75           $ 7.14          $ 12.73                        $ 12.73

Class C
Net asset value                    $ 379            $ 378            $ 553          $ 5,003            (1)         $ 6,312
Shares outstanding                    51               56               77              393           (82)             496
Net asset value per share         $ 7.39           $ 6.75           $ 7.14          $ 12.73                        $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,057, $30,151, $28,442 and $160,239 to be borne by the Florida Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Michigan Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                 National
                                                                                 National                          Fund
                                  Oregon         Michigan      North Carolina     Fund         Pro Forma        Pro Forma
                                   Fund             Fund             Fund    (Acquiring Fund) Adjustments (1)  Combined (2)
Class A
Net asset value                 $ 15,574         $ 30,514         $ 15,748      $ 1,837,544          (208)     $ 1,899,171
Shares outstanding                 1,298            4,448            2,205          144,368        (3,110)         149,210
Net asset value per share        $ 11.99           $ 6.86           $ 7.14          $ 12.73                        $ 12.73

Class B
Net asset value                    $ 107          $ 7,480         $ 13,284        $ 193,426           (36)       $ 214,261
Shares outstanding                     9            1,090            1,860           15,197        (1,323)          16,834
Net asset value per share        $ 11.99           $ 6.86           $ 7.14          $ 12.73                        $ 12.73

Class C
Net asset value                                     $ 459            $ 553          $ 5,003            (1)         $ 6,014
Shares outstanding                                     67               77              393           (65)             472
Net asset value per share                          $ 6.86           $ 7.14          $ 12.73                        $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,590, $28,442 and $160,239 to be borne by the Oregon Fund, the Michigan Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)


     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                National
                                                                                National                          Fund
                                  Oregon        Minnesota      North Carolina     Fund         Pro Forma        Pro Forma
                                    Fund             Fund             Fund    (Acquiring Fund) Adjustments (1) Combined (2)
Class A
Net asset value                 $ 15,574         $ 23,399         $ 15,748      $ 1,837,544          (203)     $ 1,892,061
Shares outstanding                 1,298            3,465            2,205          144,368        (2,686)         148,652
Net asset value per share        $ 11.99           $ 6.75           $ 7.14          $ 12.73                        $ 12.73

Class B
Net asset value                    $ 107         $ 15,304         $ 13,284        $ 193,426           (42)       $ 222,079
Shares outstanding                     9            2,266            1,860           15,197        (1,884)          17,448
Net asset value per share        $ 11.99           $ 6.75           $ 7.14          $ 12.73                        $ 12.73

Class C
Net asset value                                     $ 378            $ 553          $ 5,003            (1)         $ 5,933
Shares outstanding                                     56               77              393           (60)             466
Net asset value per share                          $ 6.75           $ 7.14          $ 12.73                        $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $30,151, $28,442 and $160,239 to be borne by the Oregon Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                  National
                                                                                National                           Fund
                                  Oregon          Florida        Minnesota        Fund         Pro Forma         Pro Forma
                                   Fund             Fund             Fund    (Acquiring Fund) Adjustments (1)   Combined (2)
Class A
Net asset value                 $ 15,574         $ 23,216         $ 23,399      $ 1,837,544          (203)     $ 1,899,529
Shares outstanding                 1,298            3,144            3,465          144,368        (3,037)         149,238
Net asset value per share        $ 11.99           $ 7.39           $ 6.75          $ 12.73                        $ 12.73

Class B
Net asset value                    $ 107         $ 19,638         $ 15,304        $ 193,426           (43)       $ 228,432
Shares outstanding                     9            2,659            2,266           15,197        (2,184)          17,947
Net asset value per share        $ 11.99           $ 7.39           $ 6.75          $ 12.73                        $ 12.73

Class C
Net asset value                                     $ 379            $ 378          $ 5,003            (1)         $ 5,759
Shares outstanding                                     51               56              393           (48)             452
Net asset value per share                          $ 7.39           $ 6.75          $ 12.73                        $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,057, $30,151 and $160,239 to be borne by the Oregon Fund, the Florida Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                 National
                                                                                National                          Fund
                                  Oregon          Florida      North Carolina     Fund         Pro Forma         Pro Forma
                                   Fund             Fund             Fund    (Acquiring Fund) Adjustments (1)  Combined (2)
Class A
Net asset value                 $ 15,574         $ 23,216         $ 15,748      $ 1,837,544          (200)     $ 1,891,881
Shares outstanding                 1,298            3,144            2,205          144,368        (2,378)         148,637
Net asset value per share        $ 11.99           $ 7.39           $ 7.14          $ 12.73                        $ 12.73

Class B
Net asset value                    $ 107         $ 19,638         $ 13,284        $ 193,426           (43)       $ 226,412
Shares outstanding                     9            2,659            1,860           15,197        (1,937)          17,788
Net asset value per share        $ 11.99           $ 7.39           $ 7.14          $ 12.73                        $ 12.73

Class C
Net asset value                                     $ 379            $ 553          $ 5,003            (1)         $ 5,934
Shares outstanding                                     51               77              393           (56)             466
Net asset value per share                          $ 7.39           $ 7.14          $ 12.73                        $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,057, $28,442 and $160,239 to be borne by the Oregon Fund, the Florida Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Michigan Fund, the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                 National
                                                                                National                           Fund
                                Oregon         Michigan        Minnesota        Fund         Pro Forma           Pro Forma
                                 Fund             Fund             Fund    (Acquiring Fund) Adjustments (1)     Combined (2)
Class A
Net asset value                 $ 15,574         $ 30,514         $ 23,399      $ 1,837,544          (211)     $ 1,906,819
Shares outstanding                 1,298            4,448            3,465          144,368        (3,769)         149,811
Net asset value per share        $ 11.99           $ 6.86           $ 6.75          $ 12.73                        $ 12.73

Class B
Net asset value                    $ 107          $ 7,480         $ 15,304        $ 193,426           (36)       $ 216,281
Shares outstanding                     9            1,090            2,266           15,197        (1,570)          16,992
Net asset value per share        $ 11.99           $ 6.86           $ 6.75          $ 12.73                        $ 12.73

Class C
Net asset value                                     $ 459            $ 378          $ 5,003            (1)         $ 5,839
Shares outstanding                                     67               56              393           (57)             459
Net asset value per share                          $ 6.86           $ 6.75          $ 12.73                        $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,590, $30,151 and $160,239 to be borne by the Oregon Fund, the Michigan Fund, the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                    National
                                                                                     National                         Fund
                              Oregon       Michigan      Minnesota    North Carolina    Fund          Pro Forma     Pro Forma
                               Fund           Fund           Fund           Fund  (Acquiring Fund)  Adjustments(1) (Combined (2)
Class A
Net asset value             $ 15,574       $ 30,514       $ 23,399       $ 15,748    $ 1,837,544         (226)  $ 1,922,552
Shares outstanding             1,298          4,448          3,465          2,205        144,368       (4,739)      151,047
Net asset value per share    $ 11.99         $ 6.86         $ 6.75         $ 7.14        $ 12.73                    $ 12.73

Class B
Net asset value                $ 107        $ 7,480       $ 15,304       $ 13,284      $ 193,426          (49)    $ 229,552
Shares outstanding                 9          1,090          2,266          1,860         15,197       (2,388)       18,035
Net asset value per share    $ 11.99         $ 6.86         $ 6.75         $ 7.14        $ 12.73                    $ 12.73

Class C
Net asset value                               $ 459          $ 378          $ 553        $ 5,003           (2)      $ 6,391
Shares outstanding                               67             56             77            393          (91)          502
Net asset value per share                    $ 6.86         $ 6.75         $ 7.14        $ 12.73                    $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,590, $30,151, $28,442 and $160,239 to be borne by the Oregon Fund, the Michigan Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Minnesota Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                    National
                                                                                       National                       Fund
                              Oregon        Florida      Minnesota    North Carolina    Fund           Pro Forma    Pro Forma
                                Fund           Fund           Fund           Fund   (Acquiring Fund) Adjustments(1) (Combined (2)
Class A
Net asset value             $ 15,574       $ 23,216       $ 23,399       $ 15,748    $ 1,837,544         (218)  $ 1,915,262
Shares outstanding             1,298          3,144          3,465          2,205        144,368       (4,007)      150,474
Net asset value per share    $ 11.99         $ 7.39         $ 6.75         $ 7.14        $ 12.73                    $ 12.73

Class B

Net asset value                $ 107       $ 19,638       $ 15,304       $ 13,284      $ 193,426          (56)    $ 241,703
Shares outstanding                 9          2,659          2,266          1,860         15,197       (3,002)       18,990
Net asset value per share    $ 11.99         $ 7.39         $ 6.75         $ 7.14        $ 12.73                    $ 12.73

Class C
Net asset value                               $ 379          $ 378          $ 553        $ 5,003           (1)      $ 6,312
Shares outstanding                               51             56             77            393          (82)          496
Net asset value per share                    $ 7.39         $ 6.75         $ 7.14        $ 12.73                    $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,057, $30,151, $28,442 and $160,239 to be borne by the Oregon Fund, the Florida Fund, the Minnesota Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund, the Florida Fund, the Michigan Fund, the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Funds by the National Fund at net asset value as of that date:

                                                                                                                      National
                                                                                        National                       Fund
                               Oregon        Florida       Michigan    North Carolina    Fund          Pro Forma      Pro Forma
                                Fund           Fund           Fund           Fund    (Acquiring Fund) Adjustments(1) (Combined (2)
Class A
Net asset value             $ 15,574       $ 23,216       $ 30,514       $ 15,748    $ 1,837,544         (223)      $ 1,922,372
Shares outstanding             1,298          3,144          4,448          2,205        144,368       (4,431)          151,033
Net asset value per share    $ 11.99         $ 7.39         $ 6.86         $ 7.14        $ 12.73                        $ 12.73

Class B
Net asset value                $ 107       $ 19,638        $ 7,480       $ 13,284      $ 193,426          (50)        $ 233,885
Shares outstanding                 9          2,659          1,090          1,860         15,197       (2,440)           18,375
Net asset value per share    $ 11.99         $ 7.39         $ 6.86         $ 7.14        $ 12.73                        $ 12.73

Class C
Net asset value                               $ 379          $ 459          $ 553        $ 5,003           (2)          $ 6,392
Shares outstanding                               51             67             77            393          (87)              502
Net asset value per share                    $ 7.39         $ 6.86         $ 7.14        $ 12.73                        $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624, $29,057, $29,590, $28,442 and $160,239 to be borne by the Oregon Fund, the Florida Fund, the Michigan Fund, the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Oregon Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Fund by the National Fund at net asset value as of that date:

                                                                                                                National
                                                                   National                                       Fund
                                                  Oregon             Fund              Pro Forma                Pro Forma
                                                    Fund       (Acquiring Fund)       Adjustments (1)          Combined (2)
Class A
Net asset value                                 $ 15,574             $ 1,837,544                (170)           $ 1,852,947
Shares outstanding                                 1,298                 144,368                 (88)               145,579
Net asset value per share                        $ 11.99                 $ 12.73                                    $ 12.73

Class B
Net asset value                                    $ 107               $ 193,426                 (17)             $ 193,516
Shares outstanding                                     9                  15,197                  (2)                15,204
Net asset value per share                        $ 11.99                 $ 12.73                                    $ 12.73

Class C
Net asset value                                                          $ 5,003                   -                $ 5,003
Shares outstanding                                                           393                   -                    393
Net asset value per share                                                $ 12.73                                    $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $27,624 and $160,239 to be borne by the Oregon Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Florida Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Fund by the National Fund at net asset value as of that date:

                                                                                                                National
                                                                   National                                       Fund
                                                 Florida            Fund               Pro Forma                Pro Forma
                                                    Fund      (Acquiring Fund)        Adjustments (1)          Combined (2)
Class A
Net asset value                                 $ 23,216             $ 1,837,544                (158)           $ 1,860,602
Shares outstanding                                 3,144                 144,368              (1,332)               146,180
Net asset value per share                         $ 7.39                 $ 12.73                                    $ 12.73

Class B
Net asset value                                 $ 19,638               $ 193,426                 (31)             $ 213,033
Shares outstanding                                 2,659                  15,197              (1,119)                16,737
Net asset value per share                         $ 7.39                 $ 12.73                                    $ 12.73

Class C
Net asset value                                    $ 379                 $ 5,003                  (1)               $ 5,381
Shares outstanding                                    51                     393                 (22)                   423
Net asset value per share                         $ 7.39                 $ 12.73                                    $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,057 and $160,239 to be borne by the Florida Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Michigan Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Fund by the National Fund at net asset value as of that date:

                                                                                                                 National
                                                                    National                                       Fund
                                                  Michigan            Fund                  Pro Forma            Pro Forma
                                                      Fund      (Acquiring Fund)           Adjustments (1)     Combined (2)
Class A
Net asset value                                   $ 30,514            $ 1,837,544                (166)          $ 1,867,891
Shares outstanding                                   4,448                144,368              (2,064)              146,753
Net asset value per share                           $ 6.86                $ 12.73                                   $ 12.73

Class B
Net asset value                                    $ 7,480              $ 193,426                 (24)            $ 200,882
Shares outstanding                                   1,090                 15,197                (505)               15,783
Net asset value per share                           $ 6.86                $ 12.73                                   $ 12.73

Class C
Net asset value                                      $ 459                $ 5,003                  (1)              $ 5,461
Shares outstanding                                      67                    393                 (31)                  429
Net asset value per share                           $ 6.86                $ 12.73                                   $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,590 and $160,239 to be borne by the Michigan Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the Minnesota Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Fund by the National Fund at net asset value as of that date:

                                                                                                                National
                                                                  National                                        Fund
                                               Minnesota            Fund                 Pro Forma             Pro Forma
                                                    Fund      (Acquiring Fund)          Adjustments (1)       Combined (2)
Class A
Net asset value                                 $ 23,399             $ 1,837,544                (160)           $ 1,860,782
Shares outstanding                                 3,465                 144,368              (1,639)               146,194
Net asset value per share                         $ 6.75                 $ 12.73                                    $ 12.73

Class B
Net asset value                                 $ 15,304               $ 193,426                 (29)             $ 208,701
Shares outstanding                                 2,266                  15,197              (1,066)                16,397
Net asset value per share                         $ 6.75                 $ 12.73                                    $ 12.73

Class C
Net asset value                                    $ 378                 $ 5,003                  (1)               $ 5,380
Shares outstanding                                    56                     393                 (26)                   423
Net asset value per share                         $ 6.75                 $ 12.73                                    $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $30,151 and $160,239 to be borne by the Minnesota Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

Capitalization
(In Thousands)

     The following table shows on an unaudited basis the capitalization of the North Carolina Fund and the National Fund as of October 31, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Acquired Fund by the National Fund at net asset value as of that date:

                                                                                                                National
                                                                  National                                        Fund
                                          North Carolina            Fund                  Pro Forma             Pro Forma
                                                    Fund      (Acquiring Fund)           Adjustments (1)       Combined (2)
Class A
Net asset value                                 $ 15,748             $ 1,837,544                (157)           $ 1,853,134
Shares outstanding                                 2,205                 144,368                (980)               145,593
Net asset value per share                         $ 7.14                 $ 12.73                                    $ 12.73

Class B
Net asset value                                 $ 13,284               $ 193,426                 (30)             $ 206,680
Shares outstanding                                 1,860                  15,197                (819)                16,238
Net asset value per share                         $ 7.14                 $ 12.73                                    $ 12.73

Class C
Net asset value                                    $ 553                 $ 5,003                  (1)               $ 5,555
Shares outstanding                                    77                     393                 (34)                   436
Net asset value per share                         $ 7.14                 $ 12.73                                    $ 12.73

(1) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $28,442 and $160,239 to be borne by the North Carolina Fund and the National Fund, respectively.

(2) Assumes the Acquisitions were consummated on October 31, 2000, and is for information purposes only. No assurance can be given as to how many shares of the National Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the National Fund that actually will be received on or after such date.

                                                                      APPENDIX D

       MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AS OF NOVEMBER 30, 1999
                             LIBERTY TAX-EXEMPT FUND

HIGHLIGHTS

-    RISING RATES MADE FOR A CHALLENGING YEAR IN THE BOND MARKET
     During the 12-month period, short-, mid- and long-term interest rates rose dramatically. These increases significantly affected bond performance in every sector because bond prices move in the opposite direction of yields. Municipal bonds were no exception, although their declines were mitigated somewhat by a reduction in supply.

-    MUNICIPALS OUTPERFORMED TREASURY BONDS DURING THE PERIOD
     Municipal bonds were slightly undervalued at the start of the period, and they gained value, relative to Treasury bonds, during the year. The yield on the 30-year AAA-rated general obligation (GO) bond -- a benchmark of municipal bond market performance -- rose from 4.82% on November 30, 1998 to 5.73% on November 30, 1999.

-    INDEX PERFORMANCE REFLECTED THE DIFFICULT MARKET ENVIRONMENT
     The declines in the Fund and the Lehman Brothers Municipal Bond Index reflect the difficult conditions in the bond market during the past year.

PORTFOLIO MANAGEMENT REPORT

FUND PERFORMANCE AFFECTED BY HIGH-YIELD HOLDINGS

     During the 12-month period, the Fund had a total return of negative 3.87%, based on Class A shares without a sales charge. This placed the Fund in the third quartile of its Lipper peer group -- the Lipper General Municipal Debt Funds category -- which had an average total return of negative 3.51% for the same period.(1) The Fund underperformed its peer group average primarily because it had a larger-than-average percentage of higher yielding non-rated bonds. These did not perform well when credit spreads -- the difference in yield between higher- and lower-yielding bonds -- widened during the year. When credit spreads widen, the yields on high-yield bonds go up more, causing high-yield bonds to underperform the market. However, we believe that these are solid credits, and if interest rates stabilize in the coming year -- as we believe they will -- credit spreads should again narrow and the extra yield from our non-rated holdings have the potential to benefit the Fund. Moreover, we are encouraged by the three-and five-year performance of the Fund, in which it ranked in the second quartile of its Lipper peer group.(1)

(1) Lipper, Inc., a widely respected data provider for the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The average total return calculated for funds in the Lipper General Municipal Debt Funds category was negative 3.51% for the 12 months ended November 30, 1999. The Fund's Class A shares ranked in the third quartile for one year (ranked 166 out of 264 funds), in the second quartile for three years (ranked 66 out of 218 funds), in the second quartile for five years (ranked 59 out of 171 funds), and in the third quartile for 10 years (ranked 54 out of 78 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

MUNICIPAL SUPPLY LOWER THAN USUAL

     The supply of municipal bonds was down nearly 20% from January through November from the same period in 1998, which helped stem the decline in municipal bond prices generally. A reduction in supply is also typical in a rising interest rate environment because it is more expensive for a municipality to issue bonds at higher interest rates and because refinancings decline.

INCREASE OF HIGH-YIELD HOLDINGS REFLECTS LONG-TERM STRATEGY

     During the period, there was an increase in "credit spreads" in the bond market. This occurs when there is an increase in the yield of higher-yielding, lower-quality bonds, as compared to the yield of lower-yielding, higher-quality bonds. When this happens, as it did in 1999, higher-yielding bonds can offer very good values and deliver competitive tax-exempt yields. As part of our ongoing effort to seek above-average income for shareholders, we took advantage of these values and increased our holdings of higher-yielding bonds. For example, the health care and continuing care industries have been hard hit by federal cutbacks of Medicare. We invested in select high-yield, non-rated health care bonds that were attractively priced. We also found some non-rated industrial revenue, or corporate-backed bonds that had attractive yields.

LOOKING FOR INTEREST RATE STABILITY IN 2000

     Despite the continued expansion of the U.S. economy -- the duration of which is nearing an all-time record -- and the tight labor market that has existed for the past few years, inflation has been kept at bay because of significant increases in productivity driven by technological advances. We believe that this productivity rise, along with the Fed's rate increases (which have a slowing effect on economic growth), can have a positive impact on bonds over the long term by keeping inflation under control.

     Our longer-term outlook is for the U.S. economy to slow down somewhat and for interest rates to stabilize. We believe that the increases in both short-term and long-term interest rates in the past year will begin to have an effect on businesses as we go into next year. Productivity is still increasing, and many companies do not have the ability to raise prices because of competition from overseas. The efficiencies that companies and consumers have derived from the Internet and technology continue to have a major impact on productivity.

     In the near-term, the economy looks as though it will remain fairly strong. Whatever the economy does, however, we will continue to work on structuring the portfolio in such a way as to seek solid returns in any environment, while leaving some room to make adjustments as conditions change.

/s/William Loring
/s/Brian Hartford

WILLIAM LORING and BRIAN HARTFORD are portfolio co-managers of Colonial Tax-Exempt Fund and are senior vice presidents of Colonial Management Associates, Inc. (CMA).

The Fund involves certain risks such as credit risks associated with lower-rated bonds and changes in interest rates. High-yield municipal bond investing carries increased credit risks.

PERFORMANCE INFORMATION

NATIONAL FUND INVESTMENT PERFORMANCE VS. LEHMAN MUNICIPAL BOND INDEX

 [LINE CHART: Initial and subsequent account values at end of each of the most recently completed ten fiscal years]

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 11/30/89 - 11/30/99


                    Without              With            Lehman Brothers
                    Sales               Sales              Municipal
                    Charge              Charge             Bond Index
                   -------             -------           ---------------

11/30/89           $10,000             $ 9,525             $10,000
11/30/90            10,695              10,187              10,770
11/30/91            11,779              11,220              11,875
11/30/92            12,871              12,260              13,066
11/30/93            14,133              13,462              14,515
11/30/94            13,129              12,506              13,753
11/30/95            15,671              14,927              16,352
11/30/96            16,373              15,596              17,314
11/30/97            17,546              16,712              18,555
11/30/98            18,988              18,086              19,995
11/30/99            18,253              17,386              19,781



The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/99

Share Class                    A                           B                           C
Inception Date              10/1/84                     5/5/92                      8/1/97
----------------------------------------------------------------------------------------------------
                    Without       With          Without       With          Without        With
                    Sales         Sales         Sales         Sales         Sales          Sales
                    Charge        Charge        Charge        Charge        Charge         Charge
1 year              (3.87)%       (8.43)%       (4.59)%       (9.08)%       (4.45)%        (5.34)%
5 years              6.81          5.77          6.01          5.69          6.51           6.51
10 years             6.20          5.69          5.60          5.60          6.05           6.05

PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES FROM 11/30/1989 TO 11/30/1999



                    Without       With
                    Sales         Sales
                    Charge        Charge
Class A             $18,253       $17,386
Class B             $17,252       $17,252
Class C             $17,996       $17,996

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "With sales charge" returns include the maximum 4.75% charge for Class A shares and the maximum contingent deferred sales charges (CDSC) of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

NET ASSET VALUE AS OF 11/30/1999

Class A                                        $12.67
Class B                                        $12.67
Class C                                        $12.67

DISTRIBUTIONS DECLARED PER SHARE FROM 12/1/1998 TO 11/30/1999

Class A                                        $0.923
Class B                                        $0.822
Class C                                        $0.842

30-DAY SEC YIELDS ON 11/30/1999

Class A                                         4.78%
Class B                                         4.26%
Class C                                         4.41%

30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period. If the Advisor or its affiliates had not waived certain expenses, the SEC yield would have been 4.26% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS ON 11/30/1999

Class A                                         7.91%
Class B                                         7.05%
Class C                                         7.30%

Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

QUALITY BREAKDOWN AS OF 11/30/99

AAA                                             55.5%
AA                                              10.9%
A                                                7.6%
BBB                                              6.8%
BB                                               1.0%
CC                                               0.1%
Non-rated                                       17.3%
Cash equivalents                                 0.8%

MATURITY BREAKDOWN AS OF 11/30/99

0-1 year                                         0.3%
1-3 years                                        1.8%
3-5 years                                        3.7%
5-7 years                                        1.9%
7-10 years                                       3.0%
10-15 years                                     21.1%
15-20 years                                     23.2%
20-25 years                                     25.2%
25+ years                                       19.0%
Cash equivalents                                 0.8%

Quality and maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and maturity breakdowns in the future.

Part C.    OTHER INFORMATION
           -----------------

Item 15.   Indemnification

Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of the Registrant's Trustees and officers. The effect of the relevant section of Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, is to provide indemnification for each of the Registrant's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Registrant, and except that no Trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such Trustee or officer shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.   Exhibits

      (1)(a)     Amendment No. 4 to the Agreement and Declaration of Trust (2)

      (1)(b)     Amendment No. 5 to the Agreement and Declaration of Trust (3)

      (2)        By-Laws as Amended (4/1/99) (3)

      (3)        Not Applicable

      (4)(a) Form of Agreement and Plan of Reorganization between Liberty Oregon Tax-Free Fund and Liberty Tax-Exempt Fund (6)

      (4)(b) Form of Agreement and Plan of Reorganization between Liberty Florida Tax-Exempt Fund and Liberty Tax-Exempt Fund (6)

      (4)(c) Form of Agreement and Plan of Reorganization between Liberty Michigan Tax-Exempt Fund and Liberty Tax-Exempt Fund (6)

      (4)(d) Form of Agreement and Plan of Reorganization between Liberty Minnesota Tax-Exempt Fund and Liberty Tax-Exempt Fund (6)

      (4)(e) Form of Agreement and Plan of Reorganization between Liberty North Carolina Tax-Exempt Fund and Liberty Tax-Exempt Fund (6)

      (5)        Article III, Section 4, Article V, Section 1, Article VIII
                 Section 4 and Article IX Sections 1 and 7 of the Agreement and Declaration of Trust, as amended, and Sections 2.1, 2.3 and
                 2.5 of the By-Laws, as amended, each define the rights of shareholders

      (6)(a) Form of Management Agreement between Liberty Funds Trust IV on behalf of Liberty Tax-Exempt Fund (formerly Colonial Tax-Exempt
                 Fund) and Colonial Management Associates, Inc.(1)

      (6)(b) Form of Amendment No. 2 to Management Agreement between Liberty Funds Trust IV on behalf of Liberty Tax-Exempt Fund (formerly Colonial Tax-Exempt Fund) and Colonial Management Associates, Inc.(1)

      (7)(a) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C,
                 Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

      (7)(b) Appendix I to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (7)(c)     Form of Selling  Agreement - filed as Exhibit 6.(b) in Part C,
                 Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

      (7)(d) Form of Asset Retention Agreement - filed as Exhibit 6.(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

      (8) Discussion of trustee compensation is incorporated by reference from the second paragraph under the sub-caption "Trustee Compensation" in the Proxy/Prospectus filed herewith.

      (9)(a) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. to Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N1-A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

      (9)(b) Amendment No. 13 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C,
                 Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about
                 July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (10)(a)    Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C,
                 Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (10)(b) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

      (10)(c) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (10)(d) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (11)(a) Opinion and Consent of Counsel of Ropes & Gray (Liberty Oregon Tax-Free Fund) (6)

      (11)(b) Opinion and Consent of Counsel of Ropes & Gray (Liberty Florida Tax-Exempt Fund) (6)

      (11)(c) Opinion and Consent of Counsel of Ropes & Gray (Liberty Michigan Tax-Exempt Fund) (6)

      (11)(d) Opinion and Consent of Counsel of Ropes & Gray (Liberty Minnesota Tax-Exempt Fund) (6)

      (11)(e) Opinion and Consent of Counsel of Ropes & Gray (Liberty North Carolina Tax-Exempt Fund) (6)

      (12)(a) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Oregon Tax-Free Fund (6)

      (12)(b) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Florida Tax-Exempt Fund (6)

      (12)(c) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Michigan Tax-Exempt Fund (6)

      (12)(d) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Minnesota Tax-Exempt Fund (6)

      (12)(e) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty North Carolina Tax-Exempt Fund (6)

      (13)       Not Applicable

      (14)(a)    Consent of Independent Accountants (PWC)

      (14)(b)    Consent of Independent Auditors (E&Y)

      (14)(c)    Consent of Independent Accountants (KPMG)

      (15)       Not Applicable

      (16)(a) Power of Attorney for: Tom Bleasdale, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel and Anne-Lee Verville - filed with Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

      (16)(b)    Power of Attorney for Joseph R. Palombo - filed with Part C,
                 Item 23 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(a)    Amended  and  Restated  Shareholders'   Servicing  and
                 Transfer Agent Agreement as amended - filed as Exhibit 9(b) to Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(b) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(c) Amendment No. 23 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(d) Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment
                 No. 10 to the  Registration  Statement of Form N-1A of
                 Liberty  Funds  Trust  VI  (File  Nos.   33-45117  and
                 811-6529) Filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(e) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(f) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made part of this Registration Statement

      (17)(g) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(h) Code of Ethics of The Liberty Funds, Colonial Management Associates, Inc. and Liberty Funds Distributor, Inc. - filed in Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement of Liberty Funds Trust V, (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000, and is hereby incorporated and made a part of this Registration Statement

      (17)(i)    Form of Proxy Card and Proxy Insert (Oregon Fund)(6)

      (17)(j)    Form of Proxy Card and Proxy Insert (Florida Fund)(6)

      (17)(k)    Form of Proxy Card and Proxy Insert (Michigan Fund)(6)

      (17)(l)    Form of Proxy Card and Proxy Insert (Minnesota Fund)(6)

      (17)(m)    Form of Proxy Card and Proxy Insert (North Carolina)(6)

      (17)(n) The following documents, each filed via EDGAR and listed with their filing accession number, are incorporated by reference into the Proxy/Prospectus and the Statement of Additional Information for the funds referenced below:

o    The  Prospectus  of  each of the  Florida  Fund,  the  Michigan  Fund,  the
     Minnesota   Fund  and  the  North  Carolina  Fund  dated  June  1,  2000  -
     0000021832-00-000096

o    As supplemented on September 12, 2000 - 0000021832-00-000230

o    The   Prospectus   of   the   Oregon   Fund   dated   March   1,   2000   -
     0000276716-00-000014

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on and August 1, 2000 - 0000883163-00-000069

o The Statement of Additional Information of each of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund dated June 1, 2000 - 0000021832-00-000096

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Statement of Additional Information of the Oregon Fund dated March 1, 2000 - 0000276716-00-000014

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o The Statement of Additional Information of the National Fund dated April 1, 2000 - 0000883163-00-000022

o    As supplemented on August 18, 2000 - 0000021832-00-000181

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Florida Fund dated January 31, 2000 - 0000950135-00-001940

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Michigan Fund dated January 31, 2000 - 0000950135-00-001965

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Minnesota Fund dated January 31, 2000 - 0000950156-00-000217

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the North Carolina Fund dated January 31, 2000 - 0000950135-00-001939

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Oregon Fund dated October 31, 1999
     - 0000950146-00-000038

o The financial statements included in the Oregon Fund's Semi-Annual Report to Shareholders dated April 30, 2000 - 0000950135-00-003559

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the National Fund dated November 30, 1999 - 0000950156-00-000051

o The financial statements included in the National Fund's Semi-Annual Report to Shareholders dated May 31, 2000 - 0001005477-00-006915

o The Statement of Additional Information of the National Fund dated November 8, 2000 relating to the Acquisitions.

-------------------------------------

(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 42 on Form N-1A, filed with the Securities and Exchange Commission on March 22, 1996.

(2) Incorporated by reference to the Registrant's Post-Effective Amendment No. 46 on Form N-1A, filed with the Securities and Exchange Commission on July 31, 1997.

(3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 54 on Form N-1A, filed with the Securities and Exchange Commission on May 26, 1999.

(4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 58 on Form N-1A, filed with the Securities and Exchange Commission on February 18, 2000.

(5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 59 on Form N-1A, filed with the Securities and Exchange Commission on March 17, 2000.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on or about October 5, 2000.

Item 17.   Undertakings

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Liberty Funds Trust IV (Trust), as amended, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by officers of the Trust as officers and by its Trustees as trustees and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property of Liberty Funds Trust IV.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 3rd day of November, 2000.

                                                 LIBERTY FUNDS TRUST IV

                                                      By:/s/STEPHEN E. GIBSON
                                             ---------------------------------
                                                       Stephen E. Gibson
                                                       President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                            DATE
---------                         -----                            ----



/s/STEPHEN E. GIBSON           President (chief              November 3, 2000
-----------------
Stephen E. Gibson              executive officer)

/s/GLENN M. WOLFSET            Controller (chief accounting  November 3, 2000
-------------------            officer)
Glenn M. Wolfset

/s/PAMELA A. MCGRATH           Treasurer and Chief Financial November 3, 2000
-----------------
Pamela A. McGrath              Officer (principal financial
                               officer)

/s/TOM BLEASDALE*             Trustee
------------------
   Tom Bleasdale

/s/LORA S. COLLINS*           Trustee
-------------------
   Lora S. Collins

/s/JAMES E. GRINNELL*         Trustee
---------------------
   James E. Grinnell

/s/RICHARD W. LOWRY*          Trustee
--------------------
   Richard W. Lowry

/s/SALVATORE MACERA*          Trustee
--------------------
   Salvatore Macera

                                                         */s/ WILLIAM J. BALLOU
                                                         ----------------------
                                                             William J. Ballou
/s/WILLIAM E. MAYER*          Trustee                         Attorney-in-fact
--------------------
   William E. Mayer                                          For each Trustee
                                                              November 3, 2000


/s/JAMES L. MOODY, JR. *      Trustee
------------------------
   James L. Moody, Jr.



/s/JOHN J. NEUHAUSER*         Trustee
---------------------
   John J. Neuhauser

/s/JOSEPH R. PALOMBO*         Trustee
---------------------
   Joseph R. Palombo

/s/THOMAS E. STITZEL*         Trustee
---------------------
   Thomas E. Stitzel

/s/ANNE-LEE VERVILLE*         Trustee
---------------------
   Anne-Lee Verville

                                  EXHIBIT INDEX

Exhibit

(14)(a)        Consent of Independent Accountants (PWC)

(14)(b)        Consent of Independent Auditors (E&Y)

(14)(c)        Consent of Independent Accountants (KPMG)